UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2015

Item 1.

Reports to Stockholders

Treasury Fund

(to be renamed Fidelity® Treasury Money Market Fund on December 30, 2015)

Prime Fund

Tax-Exempt Fund

(to be renamed Fidelity® Tax-Exempt Money Market Fund on December 30, 2015)

Formerly the Fidelity® Cash Management Funds

Annual Report

October 31, 2015

Contents

Treasury Fund
Investment Summary/Performance
Investments
Financial Statements
Prime Fund
Investment Summary/Performance
Investments
Financial Statements
Tax-Exempt Fund
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 for Capital Reserves Class, Daily Money Class, Advisor B Class, and Advisor C Class or 1-800-544-8544 for Premium Class of Tax-Exempt Fund and the retail class of Treasury Fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Treasury Fund and Prime Fund seek to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities. Treasury Fund invests in money market securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government. Prime Fund invests in a broad range of money market securities. Tax-Exempt Fund seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal by investing at least 80% of its assets in municipal money market securities.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Treasury Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 10/31/15	% of fund's investments 4/30/15	% of fund's investments 10/31/14
1 - 7	71.4	58.9	72.1
8 - 30	0.0	4.5	3.9
31 - 60	0.9	11.3	0.0
61 - 90	6.7	6.7	6.6
91 - 180	12.3	10.7	10.4
> 180	8.7	7.9	7.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Weighted Average Maturity

	10/31/15	4/30/15	10/31/14
Treasury Fund	43 Days	42 Days	38 Days
All Taxable Money Market Funds Average(a)	38 Days	41 Days	47 Days

 (a) Source: iMoneyNet, Inc.

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life

	10/31/15	4/30/15	10/31/14
Treasury Fund	73 Days	70 Days	61 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)

As of October 31, 2015
Treasury Debt	34.9%
Repurchase Agreements	66.2%
Net Other Assets (Liabilities)*	(1.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of April 30, 2015
Treasury Debt	46.2%
Repurchase Agreements	54.3%
Net Other Assets (Liabilities)*	(0.5)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	10/31/15	7/31/15	4/30/15	1/31/15	10/31/14
Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%
Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%
Advisor B Class	0.01%	0.01%	0.01%	0.01%	0.01%
Advisor C Class	0.01%	0.01%	0.01%	0.01%	0.01%
Fidelity Treasury Fund	0.01%	0.01%	0.01%	N/A	N/A

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2015, the most recent period shown in the table, would have been -0.83% for Capital Reserves Class, -0.58% for Daily Money Class, -1.32% for Advisor B Class, -1.32% for Advisor C Class, and -0.30% for Fidelity Treasury Fund.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Treasury Fund

Investments October 31, 2015

Showing Percentage of Net Assets

Treasury Debt - 34.9%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 34.9%
U.S. Treasury Notes
12/31/15 to 7/31/17
(Cost $2,519,955)	0.07 to 0.37 (b)	2,510,480	2,519,955

Treasury Repurchase Agreement - 66.2%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.09% dated 10/30/15 due 11/2/15 (Collateralized by U.S. Treasury Obligations) #	$3,377,082	$3,377,057
0.09% dated 10/30/15 due 11/2/15 (Collateralized by U.S. Treasury Obligations) #	49,829	49,829
With:
BNP Paribas Securities Corp. at:
0.09%, dated 10/6/15 due 11/6/15 (Collateralized by U.S. Treasury Obligations valued at $81,987,668, 0.00% - 9.25%, 12/31/15 - 11/15/44)	80,012	80,000
0.1%, dated 9/18/15 due 11/6/15 (Collateralized by U.S. Treasury Obligations valued at $639,332,725, 0.00% - 9.25%, 11/27/15 - 11/15/44)	626,157	626,000
ING Financial Markets LLC at 0.13%, dated 10/2/15 due 12/4/15 (Collateralized by U.S. Treasury Obligations valued at $34,686,600, 0.63% - 1.63%, 5/31/17 - 4/30/19)	34,009	34,000
Sumitomo Mitsui Trust Bank Ltd. at 0.1%, dated:
9/29/15 due 11/2/15 (Collateralized by U.S. Treasury Obligations valued at $87,705,651, 2.63%, 8/15/20)	86,194	86,186
10/2/15 due 11/6/15 (Collateralized by U.S. Treasury Obligations valued at $84,026,326, 3.25%, 3/31/17)	82,372	82,364
10/6/15 due 11/6/15 (Collateralized by U.S. Treasury Obligations valued at $89,805,717, 3.75%, 11/15/18)	88,186	88,178
10/20/15 due 11/6/15 (Collateralized by U.S. Treasury Obligations valued at $16,594,987, 3.00%, 2/28/17)	16,273	16,271
11/2/15 due 11/6/15(c)	88,084	88,075
Wells Fargo Securities, LLC at:
0.13%, dated 10/2/15 due 1/4/16 (Collateralized by U.S. Treasury Obligations valued at $69,367,842, 1.00% - 2.00%, 6/30/19 - 8/15/25)	68,023	68,000
0.15%, dated:
9/21/15 due 12/21/15 (Collateralized by U.S. Treasury Obligations valued at $32,645,755, 1.75%, 3/31/22)	32,012	32,000
10/5/15 due 1/6/16 (Collateralized by U.S. Treasury Obligations valued at $105,186,206, 1.50% - 2.75%, 1/31/22 - 11/15/42)	103,040	103,000
10/9/15 due 1/7/16 (Collateralized by U.S. Treasury Obligations valued at $52,025,295, 0.00% - 1.75%, 7/21/16 - 2/28/22)	51,019	51,000
TOTAL TREASURY REPURCHASE AGREEMENT
(Cost $4,781,960)		4,781,960
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $7,301,915)		7,301,915
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(76,596)
NET ASSETS - 100%		$7,225,319

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterpary	Value (Amounts in thousands)
$3,377,057,000 due 11/02/15 @ 0.09%
Credit Suisse Securities (USA) LLC	$2,127,057
Mizuho Securities USA, Inc.	1,250,000
$3,377,057
$49,829,000 due 11/02/15 @0.09%
Citibank NA	$16,603
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,013
Societe Generale	31,213
$49,829

See accompanying notes which are an integral part of the financial statements.

Treasury Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2015
Assets
Investment in securities, at value (including repurchase agreements of $4,781,960) — See accompanying schedule: Unaffiliated issuers (cost $7,301,915)		$7,301,915
Cash		1
Receivable for investments sold		118,148
Receivable for fund shares sold		105,167
Interest receivable		7,918
Prepaid expenses		17
Receivable from investment adviser for expense reductions		69
Total assets		7,533,235
Liabilities
Payable for investments purchased	$188,910
Payable for fund shares redeemed	118,306
Distributions payable	24
Accrued management fee	607
Other affiliated payables	52
Other payables and accrued expenses	17
Total liabilities		307,916
Net Assets		$7,225,319
Net Assets consist of:
Paid in capital		$7,225,316
Accumulated undistributed net realized gain (loss) on investments		3
Net Assets		$7,225,319
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($1,258,636 ÷ 1,258,518 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($4,306,779 ÷ 4,305,798 shares)		$1.00
Advisor B Class:
Net Asset Value and offering price per share ($6,867 ÷ 6,861 shares)(a)		$1.00
Advisor C Class:
Net Asset Value and offering price per share ($130,781 ÷ 130,767 shares)(a)		$1.00
Fidelity Treasury Fund:
Net Asset Value, offering price and redemption price per share ($1,522,256 ÷ 1,522,292 shares)		$1.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended October 31, 2015
Investment Income
Interest		$6,264
Expenses
Management fee	$14,694
Transfer agent fees	11,535
Distribution and service plan fees	17,436
Accounting fees and expenses	498
Custodian fees and expenses	24
Independent trustees' compensation	24
Registration fees	1,256
Audit	54
Legal	13
Miscellaneous	604
Total expenses before reductions	46,138
Expense reductions	(40,463)	5,675
Net investment income (loss)		589
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		31
Total net realized gain (loss)		31
Net increase in net assets resulting from operations		$620

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2015	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$589	$550
Net realized gain (loss)	31	22
Net increase in net assets resulting from operations	620	572
Distributions to shareholders from net investment income	(591)	(550)
Share transactions - net increase (decrease)	867,861	919,872
Total increase (decrease) in net assets	867,890	919,894
Net Assets
Beginning of period	6,357,429	5,437,535
End of period	$7,225,319	$6,357,429

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Fund Capital Reserves Class

		October 31,
Years ended October 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.99%	.98%	.98%	.98%	.98%
Expenses net of fee waivers, if any	.10%	.07%	.12%	.14%	.14%
Expenses net of all reductions	.10%	.07%	.12%	.14%	.14%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1,259	$1,525	$1,205	$1,365	$1,300

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Fund Daily Money Class

Years ended October 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.74%	.73%	.73%	.73%	.73%
Expenses net of fee waivers, if any	.09%	.07%	.12%	.14%	.13%
Expenses net of all reductions	.09%	.07%	.12%	.14%	.13%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$4,307	$4,718	$4,097	$3,750	$3,760

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Fund Advisor B Class

Years ended October 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	1.49%	1.48%	1.48%	1.49%	1.49%
Expenses net of fee waivers, if any	.09%	.07%	.12%	.13%	.14%
Expenses net of all reductions	.09%	.07%	.12%	.13%	.14%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$7	$13	$21	$27	$38

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Fund Advisor C Class

Years ended October 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	1.49%	1.48%	1.48%	1.49%	1.48%
Expenses net of fee waivers, if any	.10%	.07%	.12%	.14%	.14%
Expenses net of all reductions	.10%	.07%	.12%	.14%	.14%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$131	$101	$114	$102	$126

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Fund

Years ended October 31,	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00
Income from Investment Operations
Net investment income (loss)B	–
Net realized and unrealized gain (loss)B	–
Total from investment operationsB	–
Distributions from net investment incomeB	–
Net asset value, end of period	$1.00
Total ReturnC,D	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.42%F
Expenses net of fee waivers, if any	.11%F
Expenses net of all reductions	.11%F
Net investment income (loss)	.01%F
Supplemental Data
Net assets, end of period (in millions)	$1,522

 A For the period April 6, 2015 (commencement of sale of shares) to October 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 10/31/15	% of fund's investments 4/30/15	% of fund's investments 10/31/14
1 - 7	37.7	35.2	38.0
8 - 30	15.0	21.6	23.3
31 - 60	13.6	14.0	9.0
61 - 90	15.5	12.9	8.5
91 - 180	11.9	15.5	16.3
> 180	6.3	0.8	4.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Weighted Average Maturity

	10/31/15	4/30/15	10/31/14
Prime Fund	52 Days	40 Days	50 Days
All Taxable Money Market Funds Average(a)	38 Days	41 Days	47 Days

 (a) Source: iMoneyNet, Inc.

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life

	10/31/15	4/30/15	10/31/14
Prime Fund	102 Days	66 Days	86 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)

As of October 31, 2015*
Certificates of Deposit	15.7%
Commercial Paper	0.9%
Treasury Debt	8.0%
Government Agency Debt	57.3%
Other Instruments	9.0%
Repurchase Agreements	11.0%
Net Other Assets (Liabilities)**	(1.9)%

 * Foreign investments - 11.1%

 ** Net Other Assets (Liabilities) are not included in the pie chart

As of April 30, 2015*
Certificates of Deposit	46.1%
Commercial Paper	11.0%
Variable Rate Demand Notes (VRDNs)	0.2%
Other Notes	1.4%
Treasury Debt	3.0%
Government Agency Debt	7.8%
Other Instruments	17.3%
Repurchase Agreements	13.1%
Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 74.0%

Current And Historical 7-Day Yields

	10/31/15	7/31/15	4/30/15	1/31/15	10/31/14
Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%
Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2015, the most recent period shown in the table, would have been -0.74% for Capital Reserves Class and -0.50% for Daily Money Class.

Prime Fund

Investments October 31, 2015

Showing Percentage of Net Assets

Certificate of Deposit - 15.7%
	Yield(a)	Principal Amount (000s)	Value (000s)
London Branch, Eurodollar, Foreign Banks - 1.7%
Rabobank Nederland
11/5/15 to 11/6/15	0.25 to 0.25%	$242,000	$242,000
Sumitomo Mitsui Trust Bank Ltd.
11/5/15	0.27	22,000	22,000
			264,000
New York Branch, Yankee Dollar, Foreign Banks - 14.0%
Bank of Tokyo-Mitsubishi UFJ Ltd.
11/4/15 to 11/6/15	0.14 to 0.15	215,000	215,000
BNP Paribas New York Branch
11/3/15	0.27	64,000	64,000
Credit Industriel et Commercial
11/6/15	0.14	351,000	351,000
Credit Suisse AG
11/3/15	0.29	79,000	79,000
Mizuho Corporate Bank Ltd.
11/2/15	0.15	232,000	232,000
Natexis Banques Populaires New York Branch
11/4/15	0.34	227,000	227,000
Royal Bank of Canada
11/10/15	0.29 (b)	100,000	100,000
Sumitomo Mitsui Banking Corp.
11/3/15 to 11/6/15	0.15 to 0.15	789,000	789,000
Sumitomo Mitsui Trust Bank Ltd.
11/3/15 to 11/5/15	0.12 to 0.13	140,000	140,000
			2,197,000
TOTAL CERTIFICATE OF DEPOSIT
(Cost $2,461,000)			2,461,000

Financial Company Commercial Paper - 0.5%
ABN AMRO Funding U.S.A. LLC
11/2/15	0.31	22,000	22,000
Natexis Banques Populaires New York Branch
11/4/15	0.13	58,000	57,999
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $79,999)			79,999

Other Commercial Paper - 0.4%
BNP Paribas Dublin Branch
11/5/15	0.13	34,000	34,000
Caisse centrale Desjardins
11/4/15 to 11/9/15	0.25 to 0.25	28,000	27,999
TOTAL OTHER COMMERCIAL PAPER
(Cost $61,999)			61,999

Treasury Debt - 8.0%
U.S. Treasury Obligations - 8.0%
U.S. Treasury Bills
3/3/16	0.27	209,000	208,807
U.S. Treasury Notes
1/31/16 to 7/15/16	0.07 to 0.41 (b)	1,039,000	1,044,900
TOTAL TREASURY DEBT
(Cost $1,253,707)			1,253,707

Government Agency Debt - 57.3%
Federal Agencies - 57.3%
Fannie Mae
12/1/15 to 1/26/17	0.07 to 0.28 (b)	884,379	884,040
Federal Farm Credit Bank
5/2/16 to 12/15/16	0.14 to 0.22 (b)	205,000	204,998
Federal Home Loan Bank
12/2/15 to 2/9/17	0.08 to 0.41 (b)	7,367,000	7,365,430
Freddie Mac
2/22/16 to 9/16/16	0.14 to 0.28 (b)	550,000	549,864
TOTAL GOVERNMENT AGENCY DEBT
(Cost $9,004,332)			9,004,332

Other Instrument - 9.0%
Time Deposits - 9.0%
Credit Agricole CIB
11/2/15	0.09	691,000	691,000
Swedbank AB
11/2/15	0.07	719,000	719,000
TOTAL OTHER INSTRUMENT
(Cost $1,410,000)			1,410,000

Government Agency Repurchase Agreement - 5.1%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.1% dated 10/30/15 due 11/2/15 (Collateralized by U.S. Government Obligations) #	$754,760	$754,754
0.1% dated 10/30/15 due 11/2/15 (Collateralized by U.S. Government Obligations) #	50,135	50,135
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $804,889)		804,889

Other Repurchase Agreement - 5.9%
Other Repurchase Agreement - 5.9%
With:
Credit Suisse Securities (U.S.A.) LLC at:
0.77%, dated:
9/28/15 due 11/5/15 (Collateralized by U.S. Treasury Obligations valued at $46,383,320, 0.00%, 11/15/27)	45,037	45,000
9/29/15 due 11/9/15 (Collateralized by U.S. Government Obligations valued at $129,627,501, 0.00% - 7.25%, 12/18/17 - 4/27/40)	127,111	127,000
0.8%, dated:
9/3/15 due 11/5/15 (Collateralized by U.S. Treasury Obligations valued at $28,878,623, 0.00%, 2/15/43)	28,039	28,000
9/29/15 due 11/9/15 (Collateralized by U.S. Treasury Obligations valued at $71,121,402, 0.00%, 8/15/20 - 8/15/39)	69,063	69,000
0.83%, dated 6/8/15 due 11/5/15 (Collateralized by U.S. Treasury Obligations valued at $126,759,151, 0.00% - 4.70%, 12/24/20 - 7/25/33)	123,425	123,000
0.87%, dated 8/20/15 due 11/9/15 (Collateralized by U.S. Treasury Obligations valued at $16,508,308, 0.75% - 2.13%, 2/15/41 - 2/15/44)	16,031	16,000
ING Financial Markets LLC at 0.2%, dated 10/30/15 due 11/2/15 (Collateralized by Equity Securities valued at $4,320,120)	4,000	4,000
J.P. Morgan Clearing Corp. at 0.78%, dated:
5/19/15 due 11/3/15 (Collateralized by Equity Securities valued at $62,177,996)	57,207	57,000
8/11/15 due 11/5/15 (Collateralized by Equity Securities valued at $15,244,107)	14,026	14,000
J.P. Morgan Securities, LLC at:
0.24%, dated 10/28/15 due 11/4/15 (Collateralized by U.S. Government Obligations valued at $60,770,913, 5.85% - 7.03%, 1/25/30 - 10/25/42)	59,003	59,000
0.78%, dated:
8/11/15 due 11/5/15 (Collateralized by Equity Securities valued at $118,686,142)	109,203	109,000
9/15/15 due 11/4/15 (Collateralized by Mortgage Loan Obligations valued at $116,755,153, 2.47% - 6.25%, 11/25/35 - 4/15/49)	108,117	108,000
Merrill Lynch, Pierce, Fenner & Smith at 0.35%, dated 10/30/15 due 11/2/15 (Collateralized by Municipal Bond Obligations valued at $156,613,786, 0.00% - 7.63%, 2/15/16 - 4/01/57)	149,004	149,000
Wells Fargo Securities, LLC at 0.3%, dated 10/29/15 due 11/5/15 (Collateralized by Equity Securities valued at $16,200,544)	15,001	15,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $923,000)		$923,000
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $15,998,926)		15,998,926
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(298,521)
NET ASSETS - 100%		$15,700,405

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$754,754,000 due 11/02/15 at 0.10%
BNP Paribas Securities Corp.	$217,724
BNY Mellon Capital Markets LLC	73,877
Bank of America NA	227,997
Bank of Nova Scotia	3,066
Credit Agricole CIB New York Branch	73,195
HSBC Securities (USA), Inc.	16,824
Mizuho Securities USA, Inc	142,071
$754,754
$50,135,000 due 11/02/15 at 0.10%
Citibank NA	$8,335
HSBC Securities (USA), Inc.	2,467
Merrill Lynch, Pierce, Fenner & Smith, Inc.	7,102
Societe Generale	11,114
Wachovia Bank NA	21,117
$50,135

See accompanying notes which are an integral part of the financial statements.

Prime Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2015
Assets
Investment in securities, at value (including repurchase agreements of $1,727,889) — See accompanying schedule: Unaffiliated issuers (cost $15,998,926)		$15,998,926
Receivable for fund shares sold		149,638
Interest receivable		6,684
Prepaid expenses		22
Receivable from investment adviser for expense reductions		235
Other receivables		306
Total assets		16,155,811
Liabilities
Payable for investments purchased	$243,051
Payable for fund shares redeemed	208,980
Distributions payable	31
Accrued management fee	2,801
Other affiliated payables	91
Other payables and accrued expenses	452
Total liabilities		455,406
Net Assets		$15,700,405
Net Assets consist of:
Paid in capital		$15,700,701
Distributions in excess of net investment income		(296)
Net Assets		$15,700,405
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($8,677,255 ÷ 8,675,074 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($7,023,150 ÷ 7,020,901 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended October 31, 2015
Investment Income
Interest		$41,545
Expenses
Management fee	$42,179
Transfer agent fees	33,758
Distribution and service plan fees	65,787
Accounting fees and expenses	1,101
Custodian fees and expenses	263
Independent trustees' compensation	72
Registration fees	4,758
Audit	73
Legal	40
Proxy fee	10,122
Miscellaneous	129
Total expenses before reductions	158,282
Expense reductions	(118,417)	39,865
Net investment income (loss)		1,680
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		275
Total net realized gain (loss)		275
Net increase in net assets resulting from operations		$1,955

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2015	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,680	$1,873
Net realized gain (loss)	275	157
Net increase in net assets resulting from operations	1,955	2,030
Distributions to shareholders from net investment income	(1,683)	(1,874)
Share transactions - net increase (decrease)	(2,167,476)	(1,435,032)
Total increase (decrease) in net assets	(2,167,204)	(1,434,876)
Net Assets
Beginning of period	17,867,609	19,302,485
End of period (including distributions in excess of net investment income of $296 and distributions in excess of net investment income of $293, respectively)	$15,700,405	$17,867,609

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Fund Capital Reserves Class

Years ended October 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	1.05%	.99%	.99%	.98%	.99%
Expenses net of fee waivers, if any	.24%	.20%	.24%	.34%	.34%
Expenses net of all reductions	.24%	.20%	.24%	.34%	.34%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$8,677	$9,956	$10,114	$9,322	$9,039

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Fund Daily Money Class

Years ended October 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.80%	.74%	.74%	.73%	.74%
Expenses net of fee waivers, if any	.24%	.20%	.24%	.34%	.34%
Expenses net of all reductions	.24%	.20%	.24%	.34%	.34%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$7,023	$7,912	$9,188	$8,083	$8,463

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 10/31/15	% of fund's investments 4/30/15	% of fund's investments 10/31/14
1 - 7	78.5	73.2	70.1
8 - 30	1.5	2.6	3.4
31 - 60	4.1	9.7	6.9
61 - 90	2.1	5.8	2.1
91 - 180	4.9	5.8	5.5
> 180	8.9	2.9	12.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Weighted Average Maturity

	10/31/15	4/30/15	10/31/14
Tax-Exempt Fund	35 Days	27 Days	46 Days
All Tax-Free Money Markets Fund Average(a)	33 Days	30 Days	41 Days

 (a) Source: iMoneyNet, Inc.

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life

	10/31/15	4/30/15	10/31/14
Tax-Exempt Fund	37 Days	28 Days	46 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)

As of October 31, 2015
Variable Rate Demand Notes (VRDNs)	64.2%
Other Municipal Debt	27.0%
Investment Companies	7.4%
Net Other Assets (Liabilities)	1.4%

As of April 30, 2015
Variable Rate Demand Notes (VRDNs)	63.5%
Other Municipal Debt	30.6%
Investment Companies	6.3%
Net Other Assets (Liabilities)*	(0.4)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	10/31/15	7/31/15	4/30/15	1/31/15	10/31/14
Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%
Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%
Fidelity Tax-Free Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%
Premium Class	0.01%	0.01%	0.01%	N/A	N/A

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2015, the most recent period shown in the table, would have been -0.89% for Capital Reserves Class, -0.64% for Daily Money Class, -0.40% for Fidelity Tax-Free Money Market Fund, and -0.30% for Premium Class.

Tax-Exempt Fund

Investments October 31, 2015

Showing Percentage of Net Assets

Variable Rate Demand Note - 64.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 A, 0.04% 11/2/15, VRDN (a)	$7,700	$7,700
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 0.04% 11/2/15, VRDN (a)	2,000	2,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.02% 11/6/15, LOC Bayerische Landesbank Girozentrale, VRDN (a)	4,655	4,655
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.03% 11/2/15, VRDN (a)	7,200	7,200
Univ. of Alabama at Birmingham Hosp. Rev.:
Series 2012 B, 0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	9,750	9,750
Series 2012 C, 0.01% 11/6/15, LOC PNC Bank NA, VRDN (a)	23,700	23,700
		55,005
Alaska - 0.6%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.01% 11/6/15, LOC MUFG Union Bank NA, VRDN (a)	40,325	40,325
Alaska Int'l. Arpts. Revs. Series 2009 A, 0.01% 11/6/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,100	1,100
Valdez Marine Term. Rev. (ConocoPhillips Proj.) Series 1994 A, 0.01% 11/6/15 (ConocoPhillips Co. Guaranteed), VRDN (a)	23,400	23,400
		64,825
Arizona - 1.6%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 A, 0.02% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	28,865	28,865
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 F, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	12,010	12,010
(Catholic Healthcare West Proj.):
Series 2005 B, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	4,910	4,910
Series 2008 A, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	23,500	23,500
Series 2008 B, 0.01% 11/6/15, LOC PNC Bank NA, VRDN (a)	17,000	17,000
Series 2009 F, 0.01% 11/6/15, LOC Mizuho Corporate Bank Ltd., VRDN (a)	12,050	12,050
BB&T Muni. Trust Participating VRDN Series BBT 08 09, 0.01% 11/6/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	18,265	18,265
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 0.2% 11/6/15, VRDN (a)	1,500	1,500
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.02% 11/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,200	6,200
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.24% 11/6/15, VRDN (a)	6,125	6,125
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.02% 11/6/15, LOC Freddie Mac, VRDN (a)	7,500	7,500
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.03% 11/6/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	3,685	3,685
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.04% 11/6/15 (Liquidity Facility Barclays Bank PLC) (a)(b)	8,000	8,000
Series MS 3078, 0.01% 11/6/15 (Liquidity Facility Cr. Suisse AG) (a)(b)	4,500	4,500
Series Putters XM0009, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,120	2,120
Series ROC II R 11980 X, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	2,100	2,100
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.02% 11/6/15, LOC Bank of America NA, VRDN (a)	8,470	8,470
		166,800
California - 2.3%
California Edl. Facilities Auth. Rev. Participating VRDN Series EGL 14 0005, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	4,200	4,200
California Enterprise Dev. Auth. (Frank-Lin Distillers Products, Ltd. Proj.) Series 2010, 0.02% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	9,110	9,110
California Gen. Oblig. Series 2005 B1, 0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	6,700	6,700
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2005 H, 0.01% 11/6/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	5,410	5,410
Participating VRDN Series 15 XF0120, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,600	2,600
Series 2012 C, 0.01% 11/6/15, VRDN (a)	13,000	13,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.02% 11/6/15, LOC Bank of America NA, VRDN (a)	15,300	15,300
California Statewide Cmntys. Dev. Auth. Rev.:
(John Muir Health Proj.) Series 2008 A, 0.01% 11/2/15, LOC Wells Fargo Bank NA, VRDN (a)	1,825	1,825
(SWEEP Ln. Prog.) Series 2007 A, 0.01% 11/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,600	3,600
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	3,000	3,000
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R 11766, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	11,370	11,370
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.01% 11/6/15, LOC Citibank NA, VRDN (a)	46,460	46,460
Irvine Unified School District Cmnty. Facilities District Series 2014 C, 0.01% 11/2/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,450	9,450
Los Angeles Cmnty. College District Participating VRDN Series MS 3096, 0.16% 11/6/15 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,350	1,350
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2002 A5, 0.01% 11/6/15 (Liquidity Facility Citibank NA), VRDN (a)	34,000	34,000
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series 3655 Z, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,500	3,500
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.02% 11/6/15, LOC Bank of America NA, VRDN (a)	9,745	9,745
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	24,950	24,950
Sacramento Muni. Util. District Elec. Rev. Series 2012 M, 0.01% 11/6/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	5,775	5,775
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 2903Z, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,315	6,315
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	1,000	1,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	1,405	1,405
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.02% 11/6/15, LOC Freddie Mac, VRDN (a)	7,900	7,900
Univ. of California Revs. Participating VRDN:
Putters 3668Z, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,000	10,000
Series Putters 3365, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,055	4,055
		242,020
Colorado - 0.4%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.12% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	4,980	4,980
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,280	6,280
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.12% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	6,420	6,420
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.11% 11/6/15, LOC BNP Paribas SA, VRDN (a)	2,900	2,900
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	11,725	11,725
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series RBC O 70, 0.02% 11/6/15 (Liquidity Facility Royal Bank of Canada) (a)(b)	7,200	7,200
		39,505
Connecticut - 0.5%
Connecticut Gen. Oblig. Participating VRDN Series MT 842, 0.01% 11/6/15 (Liquidity Facility Bank of America NA) (a)(b)	2,000	2,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Yale Univ. Proj.) Series U2, 0.01% 11/6/15, VRDN (a)	8,100	8,100
Series 2014 D, 0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	14,400	14,400
Connecticut Hsg. Fin. Auth.:
Series 2009 A1, 0.01% 11/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	6,000	6,000
Series 2011 E3, 0.01% 11/6/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	24,550	24,550
Series 2013 B6, 0.01% 11/6/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	2,000	2,000
		57,050
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.15% 11/6/15, VRDN (a)	3,500	3,500
Series 1999 A, 0.09% 11/6/15, VRDN (a)	6,000	6,000
		9,500
District Of Columbia - 1.4%
District of Columbia Gen. Oblig. Participating VRDN Series MS 4301, 0.02% 11/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	9,000	9,000
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.03% 11/6/15, LOC Freddie Mac, VRDN (a)	3,400	3,400
District of Columbia Income Tax Rev. Participating VRDN:
Series BC 13 15U, 0.04% 11/6/15 (Liquidity Facility Barclays Bank PLC) (a)(b)	4,200	4,200
Series EGL 14 0039, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	6,190	6,190
Series Putters 3369, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,500	5,500
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.08% 11/6/15, LOC Bank of America NA, VRDN (a)	965	965
(American Society for Microbiology Proj.) Series 1999 A, 0.02% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	11,430	11,430
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.01% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	10,425	10,425
(The AARP Foundation Proj.) Series 2004, 0.02% 11/6/15, LOC Bank of America NA, VRDN (a)	13,000	13,000
(The Pew Charitable Trust Proj.) Series 2008 A, 0.01% 11/6/15, LOC PNC Bank NA, VRDN (a)	2,800	2,800
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.02% 11/6/15, LOC Branch Banking & Trust Co., VRDN (a)	8,300	8,300
(Washington Drama Society, Inc. Proj.) Series 2008, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	28,390	28,390
Series 2006, 0.01% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	7,700	7,700
District of Columbia Univ. Rev.:
(American Univ. Proj.) Series 2006 B, 0.01% 11/6/15, LOC Royal Bank of Canada, VRDN (a)	13,100	13,100
(Georgetown Univ. Proj.):
Series 2007 B1, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	9,550	9,550
Series 2007 B2, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	10,140	10,140
Series 2007 C1, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	6,975	6,975
		151,065
Florida - 2.2%
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 14 0008, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	29,585	29,585
Series MS 3059, 0.01% 11/6/15 (Liquidity Facility Cr. Suisse AG) (a)(b)	5,615	5,615
Series Putters 3834 Z, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,270	10,270
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Mariner's Cay Apts. Proj.) Series 2008 M, 0.03% 11/6/15, LOC Fannie Mae, VRDN (a)	1,260	1,260
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.03% 11/6/15, LOC Fannie Mae, VRDN (a)	850	850
Highlands County Health Facilities Auth. Rev. Participating VRDN Series ROC II R 11830, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	875	875
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2015 XM0027, 0.02% 11/6/15 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(b)	5,000	5,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.01% 11/2/15, VRDN (a)	4,500	4,500
Miami-Dade County Series 2014 A, 0.01% 11/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	20,220	20,220
North Broward Hosp. District Rev. Series 2005 A:
0.02% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	7,200	7,200
0.02% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	15,435	15,435
Orange County Health Facilities Auth. Rev.:
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.02% 11/6/15, LOC Branch Banking & Trust Co., VRDN (a)	2,430	2,430
(The Nemours Foundation Proj.) Series 2009 B, 0.01% 11/6/15, LOC Northern Trust Co., VRDN (a)	28,500	28,500
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.01% 11/6/15, LOC Northern Trust Co., VRDN (a)	8,000	8,000
(Planned Parenthood Proj.) Series 2002, 0.01% 11/6/15, LOC Northern Trust Co., VRDN (a)	2,600	2,600
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.02% 11/6/15, LOC Northern Trust Co., VRDN (a)	13,190	13,190
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	6,930	6,930
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series 15 XF0085, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,040	4,040
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.):
Series 2009 A2, 0.01% 11/6/15, LOC Northern Trust Co., VRDN (a)	2,350	2,350
Series 2009 A3, 0.02% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	7,875	7,875
(Suncoast Hospice Proj.) Series 2004, 0.02% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	1,200	1,200
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.03% 11/6/15, LOC Freddie Mac, VRDN (a)	9,850	9,850
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.) Series 2010 B, 0.01% 11/6/15, LOC Bank of New York, New York, VRDN (a)	46,205	46,205
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.02% 11/6/15, LOC Fannie Mae, VRDN (a)	5,665	5,665
		239,645
Georgia - 1.9%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 0.21% 11/2/15, VRDN (a)	8,000	8,000
Second Series 1995, 0.19% 11/2/15, VRDN (a)	7,600	7,600
Series 2013, 0.22% 11/6/15, VRDN (a)	26,600	26,600
(Oglethorpe Pwr. Corp. Proj.):
Series 2010 A, 0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	2,600	2,600
Series 2010 B, 0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	7,900	7,900
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	15,600	15,600
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.19% 11/2/15, VRDN (a)	1,000	1,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.02% 11/6/15, LOC Freddie Mac, VRDN (a)	19,675	19,675
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One) Series 2008 B, 0.01% 11/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	21,225	21,225
Series 1985 B, 0.01% 11/6/15, LOC Barclays Bank PLC, VRDN (a)	30,230	30,230
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.02% 11/6/15, LOC Branch Banking & Trust Co., VRDN (a)	8,300	8,300
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	9,920	9,920
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.27% 11/6/15, VRDN (a)	10,500	10,500
(Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	14,900	14,900
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.01% 11/6/15, LOC Northern Trust Co., VRDN (a)	16,875	16,875
Private Colleges & Univs. Auth. Rev. Participating VRDN Series WF 11 32C, 0.03% 11/6/15 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	5,800	5,800
		206,725
Hawaii - 0.3%
Hawaii Gen. Oblig. Participating VRDN Series Putters 4007, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,665	4,665
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.02% 11/6/15, LOC Freddie Mac, VRDN (a)	10,000	10,000
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3391, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,000	5,000
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	5,550	5,550
Tender Option Bond Trust Receipts Participating VRDN Series 15 XM0080, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	7,960	7,960
		33,175
Illinois - 7.9%
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.03% 11/6/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	10,600	10,600
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.02% 11/6/15, LOC Barclays Bank PLC, VRDN (a)	39,100	39,100
Chicago Wtr. Rev.:
Series 2000, 0.07% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	6,600	6,600
Series 2000-1, 0.07% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	11,300	11,300
Series 2004 A1, 0.07% 11/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	27,600	27,600
Series 2004 A2, 0.07% 11/6/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	28,750	28,750
Illinois Edl. Facilities Auth. Rev. (Elmhurst College Proj.) Series 2003, 0.02% 11/6/15, LOC BMO Harris Bank NA, VRDN (a)	2,550	2,550
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 0.01% 11/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	17,150	17,150
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	12,200	12,200
Series 2008 B2, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	12,100	12,100
Series 2008 C, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	9,715	9,715
(Illinois College Proj.) 0.01% 11/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,990	5,990
(Latin School Proj.) Series 2005 B, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	4,645	4,645
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.01% 11/6/15, LOC Barclays Bank PLC, VRDN (a)	11,890	11,890
Series 2008 B, 0.01% 11/6/15, LOC Barclays Bank PLC, VRDN (a)	11,890	11,890
(Museum of Science & Industry Proj.) Series 2009 C, 0.02% 11/6/15, LOC PNC Bank NA, VRDN (a)	2,430	2,430
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	3,270	3,270
Series 2008 C, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	26,135	26,135
(OSF Healthcare Sys. Proj.):
Series 2007 E, 0.01% 11/6/15, LOC Barclays Bank PLC, VRDN (a)	70,000	70,000
Series 2009 C, 0.02% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	6,000	6,000
Series 2009 D, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	25,000	25,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.01% 11/6/15, LOC Northern Trust Co., VRDN (a)	24,700	24,700
(Swedish Covenant Hosp. Proj.) Series 2008 A, 0.02% 11/6/15, LOC PNC Bank NA, VRDN (a)	15,165	15,165
(Trinity Int'l. Univ. Proj.) Series 2009, 0.02% 11/6/15, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	8,500	8,500
Participating VRDN:
Series BC 11 16B, 0.04% 11/6/15 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,950	3,950
Series EGL 06 115, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	13,615	13,615
Series EGL 06 118, Class A, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	12,570	12,570
Series MS 3332, 0.13% 11/6/15 (Liquidity Facility Cr. Suisse AG) (a)(b)	400	400
Series Putters 3288Z, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,960	2,960
0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	3,000	3,000
Series 2007 F, 0.01% 11/6/15, LOC Barclays Bank PLC, VRDN (a)	55,000	55,000
Series 2011 B:
0.01% 11/2/15, LOC Wells Fargo Bank NA, VRDN (a)	3,060	3,060
0.01% 11/6/15, LOC PNC Bank NA, VRDN (a)	22,450	22,450
Illinois Gen. Oblig.:
Series 2003 B, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	71,600	71,600
Series 2003 B2, 0.02% 11/6/15, LOC PNC Bank NA, VRDN (a)	21,000	21,000
Series 2003 B3, 0.02% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	53,200	53,200
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	23,000	23,000
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.02% 11/6/15, LOC Freddie Mac, VRDN (a)	17,400	17,400
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 1B, 0.01% 11/6/15, LOC Mizuho Corporate Bank Ltd., VRDN (a)	30,000	30,000
Series 2007 A 2C, 0.01% 11/6/15, LOC Northern Trust Co., VRDN (a)	1,100	1,100
Series 2007 A-2A, 0.01% 11/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	10,600	10,600
Series 2007 A1, 0.01% 11/6/15, LOC Citibank NA, VRDN (a)	57,100	57,100
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.01% 11/6/15, LOC Freddie Mac, VRDN (a)	6,100	6,100
Univ. of Illinois Rev.:
(UIC South Campus Dev. Proj.) Series 2008, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	7,435	7,435
Series 2008, 0.01% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	31,425	31,425
		840,245
Indiana - 2.5%
Dearborn County Econ. Dev. Rev. (Dearborn County Hosp. Proj.) Series 2006, 0.11% 11/6/15, LOC Fifth Third Bank, Cincinnati, VRDN (a)	2,000	2,000
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	21,500	21,500
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.01% 11/6/15 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	6,700	6,700
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.01% 11/6/15, LOC Mizuho Bank Ltd., VRDN (a)	29,250	29,250
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	22,000	22,000
Series 2008 B, 0.02% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	39,100	39,100
Series 2008 F, 0.02% 11/6/15, LOC Bank of New York, New York, VRDN (a)	1,500	1,500
Series 2008 G, 0.02% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	19,150	19,150
Series 2008 H, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	13,200	13,200
Series 2008 I, 0.02% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	17,195	17,195
Series 2008 J, 0.02% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	10,455	10,455
Indiana Fin. Auth. Hosp. Rev. (Indiana Univ. Health Obligated Group Proj.) Series 2011 E, 0.02% 11/6/15, LOC Bank of America NA, VRDN (a)	13,255	13,255
Indiana Fin. Auth. Rev.:
(Ascension Health Proj.) Series 2008 E8, 0.01% 11/6/15, VRDN (a)	12,200	12,200
Participating VRDN Series BBT 08 12, 0.01% 11/6/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	11,515	11,515
Series 2008 E7, 0.01% 11/6/15, VRDN (a)	2,000	2,000
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series ROC II R 11160, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	13,785	13,785
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.01% 11/6/15, LOC Bank of Nova Scotia, VRDN (a)	28,500	28,500
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.01% 11/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,200	1,200
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	6,265	6,265
		270,770
Iowa - 1.3%
Iowa Fin. Auth. Health Facilities Rev.:
Series 2013 B1, 0.01% 11/6/15, LOC MUFG Union Bank NA, VRDN (a)	17,240	17,240
Series 2013 B2, 0.01% 11/6/15, LOC MUFG Union Bank NA, VRDN (a)	11,200	11,200
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.01% 11/6/15 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	67,000	67,000
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.06% 11/6/15, VRDN (a)	24,400	24,400
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.05% 11/6/15, LOC Northern Trust Co., VRDN (a)	6,475	6,475
Iowa Higher Ed. Ln. Auth. Rev. (Univ. of Dubuque Proj.) Series 2007, 0.03% 11/2/15, LOC Fifth Third Bank, Cincinnati, VRDN (a)	11,970	11,970
		138,285
Kentucky - 0.2%
Louisville & Jefferson County:
Series 2011 A, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	15,600	15,600
Series 2013 C, 0.02% 11/6/15, LOC PNC Bank NA, VRDN (a)	8,000	8,000
		23,600
Louisiana - 2.1%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	44,150	44,150
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	23,965	23,965
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	5,100	5,100
Louisiana Pub. Facilities Auth. Rev. (C-Port LLC Proj.) Series 2008, 0.06% 11/6/15, LOC Bank of America NA, VRDN (a)	7,200	7,200
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.35% 11/6/15, VRDN (a)	15,680	15,680
Series 2010 B1, 0.31% 11/6/15, VRDN (a)	4,720	4,720
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.02% 11/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	13,100	13,100
Series 2010 B, 0.02% 11/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	19,700	19,700
Series 2010, 0.02% 11/6/15, LOC Mizuho Bank Ltd., VRDN (a)	75,000	75,000
Series 2011, 0.02% 11/6/15, LOC Bank of Nova Scotia, VRDN (a)	20,000	20,000
		228,615
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	19,760	19,760
Maryland - 0.5%
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 A, 0.01% 11/6/15, VRDN (a)	5,645	5,645
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.02% 11/6/15, LOC MUFG Union Bank NA, VRDN (a)	9,400	9,400
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	23,300	23,300
Montgomery County Gen. Oblig. Participating VRDN Series 15 XF0110, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,970	1,970
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev.:
(Oak Mill II Apts. Proj.) Series 2010 B, 0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	4,150	4,150
Series 2004 C, 0.02% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	4,170	4,170
		48,635
Massachusetts - 0.3%
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	9,000	9,000
Series EGL 14 0011, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	5,000	5,000
Series EGL 14 0045, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	3,000	3,000
Series RBC O 72, 0.02% 11/6/15 (Liquidity Facility Royal Bank of Canada) (a)(b)	8,540	8,540
Massachusetts St. Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,200	1,200
		26,740
Michigan - 0.5%
Central Michigan Univ. Rev. Series 2008 A, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	4,920	4,920
Grand Traverse County Hosp. Series 2011 B, 0.05% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	13,715	13,715
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Sys. Proj.) Series 2005 F, 0.01% 11/6/15, VRDN (a)	8,005	8,005
Participating VRDN Series ROC II R 11676, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	9,950	9,950
Univ. of Michigan Rev. Series 2012 D2, 0.01% 11/6/15, VRDN (a)	14,100	14,100
		55,690
Minnesota - 0.7%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.02% 11/6/15, LOC Freddie Mac, VRDN (a)	1,000	1,000
Hennepin County Gen. Oblig. Series 2013 C, 0.01% 11/6/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	12,500	12,500
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.):
Series 2007 C1, 0.01% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	16,875	16,875
Series 2007 C2, 0.02% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	3,625	3,625
Series 2009 B1, 0.01% 11/2/15, LOC JPMorgan Chase Bank, VRDN (a)	5,800	5,800
Minnesota Gen. Oblig. Participating VRDN:
Series Putters 3844 Q, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,860	6,860
Series Putters 3845, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,400	3,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.01% 11/6/15, LOC Fannie Mae, VRDN (a)	15,950	15,950
Oak Park Heights Multi-family Rev. 0.02% 11/6/15, LOC Freddie Mac, VRDN (a)	8,010	8,010
Rochester Health Care Facilities Rev. Participating VRDN Series WF11 49 C, 0.03% 11/6/15 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	5,195	5,195
		79,215
Mississippi - 0.5%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.01% 11/2/15, VRDN (a)	27,095	27,095
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (New Process Steel, L.P. Proj.) Series 2010, 0.02% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	6,100	6,100
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.03% 11/6/15, LOC Bank of America NA, VRDN (a)	3,375	3,375
Mississippi Gen. Oblig. Participating VRDN:
Series ROC II R 14027, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	7,360	7,360
Series ROC II-R 11987, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	6,300	6,300
		50,230
Missouri - 0.6%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Saint Louis Univ. Proj.):
Series 2008 A1, 0.01% 11/2/15, LOC Wells Fargo Bank NA, VRDN (a)	1,500	1,500
Series 2008 B1, 0.01% 11/2/15, LOC Barclays Bank PLC, VRDN (a)	7,140	7,140
Participating VRDN:
Series EGL 07 0001, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	18,470	18,470
Series Putters 3929, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 C3, 0.01% 11/6/15, VRDN (a)	11,900	11,900
Saint Louis Indl. Dev. Auth. (Saint Luke's Plaza Apts. Proj.) Series 2009, 0.03% 11/6/15 (Liquidity Facility Freddie Mac), VRDN (a)	2,100	2,100
St. Charles County Pub. Wtr. Sup Series 2011, 0.01% 11/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	18,465	18,465
		62,360
Nebraska - 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 B, 0.01% 11/6/15 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	10,860	10,860
Nevada - 2.3%
Clark County Arpt. Rev.:
Series 2008 D 2A, 0.01% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	6,900	6,900
Series 2008 D 2B, 0.01% 11/6/15, LOC Royal Bank of Canada, VRDN (a)	7,500	7,500
Series 2008 D1, 0.01% 11/6/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	4,000	4,000
Series 2008 D3, 0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	39,150	39,150
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	6,395	6,395
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	15,500	15,500
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.01% 11/6/15, LOC MUFG Union Bank NA, VRDN (a)	18,650	18,650
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,000	6,000
Series Putters 3489Z, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	11,965	11,965
Reno Cap. Impt. Rev. Series 2005 A, 0.02% 11/6/15, LOC Bank of America NA, VRDN (a)	54,400	54,400
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.01% 11/6/15, LOC MUFG Union Bank NA, VRDN (a)	2,500	2,500
Series 2008 B, 0.01% 11/6/15, LOC MUFG Union Bank NA, VRDN (a)	40,175	40,175
Series 2009 A, 0.01% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	22,015	22,015
Series 2009 B, 0.01% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	13,560	13,560
		248,710
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.13% 11/6/15, VRDN (a)	7,400	7,400
New Mexico - 0.0%
New Mexico Fin. Auth. Trans. Rev. Series 2008 A1, 0.01% 11/6/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	5,175	5,175
New York - 16.9%
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.01% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	12,725	12,725
Nassau Health Care Corp. Rev. Series 2009 C1, 0.02% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	13,615	13,615
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 14 0013, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,350	3,350
Series ROC II R 14045, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	3,000	3,000
Series 2004 A2, 0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	13,800	13,800
Series 2004 A3, 0.01% 11/6/15, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	9,400	9,400
Series 2004 H2 0.01% 11/6/15, LOC California Pub. Employees Retirement Sys., VRDN (a)	500	500
Series 2004 H3, 0.01% 11/6/15, LOC California Pub. Employees Retirement Sys., VRDN (a)	8,100	8,100
Series 2006 E3, 0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	1,800	1,800
Series 2006 E4, 0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	25,290	25,290
Series 2006 I4, 0.01% 11/2/15 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (a)	34,525	34,525
Series 2006 I7, 0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	7,500	7,500
Series 2008 J10, 0.02% 11/6/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	66,735	66,735
Series 2009 B3, 0.01% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	16,200	16,200
Series 2010 G4, 0.01% 11/6/15 (Liquidity Facility Barclays Bank PLC), VRDN (a)	40,200	40,200
Series 2011 A4, 0.01% 11/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	12,500	12,500
Series 2012 G, 0.01% 11/6/15 (Liquidity Facility Citibank NA), VRDN (a)	12,200	12,200
Series 2012 G3, 0.01% 11/6/15 (Liquidity Facility Citibank NA), VRDN (a)	95,100	95,100
Series 2013 A4, 0.01% 11/6/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	29,910	29,910
Series 2014 D3, 0.01% 11/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,400	8,400
Series 2015 F4, 0.01% 11/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	11,900	11,900
Series 2015 F5, 0.01% 11/2/15 (Liquidity Facility Barclays Bank PLC), VRDN (a)	18,300	18,300
Series 2015 F6, 0.01% 11/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	11,800	11,800
Series H2, 0.01% 11/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,000	2,000
New York City Health & Hosp. Corp. Rev.:
Series 2008 C, 0.01% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	3,000	3,000
Series 2008 E, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	5,185	5,185
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(245 East 124th Street Proj.) Series 2008 A, 0.01% 11/6/15, LOC Freddie Mac, VRDN (a)	5,500	5,500
(Bruckner by the Bridge Proj.) Series 2008 A, 0.01% 11/6/15, LOC Freddie Mac, VRDN (a)	10,000	10,000
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.01% 11/6/15, LOC Freddie Mac, VRDN (a)	14,100	14,100
Series 2013 A:
0.02% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	6,600	6,600
0.02% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	7,600	7,600
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(1133 Manhattan Ave. Dev. Proj.) Series 2012 A, 0.01% 11/6/15, LOC Freddie Mac, VRDN (a)	13,330	13,330
(90 Washington Street Proj.) Series 2005 A, 0.01% 11/6/15, LOC Fannie Mae, VRDN (a)	5,100	5,100
(90 West Street Proj.) Series 2006 A, 0.01% 11/6/15, LOC Fannie Mae, VRDN (a)	13,600	13,600
(James Tower Dev. Proj.) Series 2002 A, 0.01% 11/6/15, LOC Fannie Mae, VRDN (a)	13,970	13,970
(Queenswood Apts. Proj.) Series 2001 A, 0.01% 11/6/15, LOC Freddie Mac, VRDN (a)	9,500	9,500
Series 2009 A, 0.02% 11/6/15, LOC Freddie Mac, VRDN (a)	12,200	12,200
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BC 10 29W, 0.03% 11/6/15 (Liquidity Facility Barclays Bank PLC) (a)(b)	10,000	10,000
Series BC 13 3WX, 0.03% 11/6/15 (Liquidity Facility Barclays Bank PLC) (a)(b)	10,790	10,790
Series EGL 06 69 Class A, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	16,270	16,270
Series Putters 3223, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	330	330
Series Putters 3496Z, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,020	7,020
Series ROC II R 11930, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	9,715	9,715
Series 2008 B1, 0.01% 11/6/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	24,000	24,000
Series 2008 B3, 0.01% 11/2/15 (Liquidity Facility Bank of America NA), VRDN (a)	21,700	21,700
Series 2008 BB3, 0.01% 11/6/15 (Liquidity Facility Royal Bank of Canada), VRDN (a)	45,500	45,500
Series 2008 BB4, 0.01% 11/6/15 (Liquidity Facility Royal Bank of Canada), VRDN (a)	7,000	7,000
Series 2009 BB1, 0.01% 11/2/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	7,595	7,595
Series 2009 BB2, 0.01% 11/2/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	21,600	21,600
Series 2011 DD, 0.01% 11/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	32,050	32,050
Series 2011 DD-3B, 0.01% 11/2/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	11,100	11,100
Series 2012 B, 0.01% 11/2/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	12,900	12,900
Series 2014 AA:
0.01% 11/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	23,000	23,000
0.01% 11/2/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	17,550	17,550
Series 2014 BB1, 0.01% 11/2/15 (Liquidity Facility Bank of America NA), VRDN (a)	16,650	16,650
Series 2015 BB3, 0.01% 11/6/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	27,650	27,650
Series FF, 0.01% 11/2/15 (Liquidity Facility Bank of America NA), VRDN (a)	8,000	8,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series Putters 3857, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,500	2,500
Series ROC II R 11902, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	3,600	3,600
Series ROC II R 11903, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	8,000	8,000
Series ROC II R 14022, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	2,815	2,815
Series 2001 A, 0.01% 11/6/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	10,100	10,100
Series 2003 A2, 0.01% 11/2/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	13,900	13,900
Series 2003 C1, 0.01% 11/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,800	4,800
Series 2013 A, 0.01% 11/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	8,750	8,750
Series 2013 C4, 0.01% 11/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,000	8,000
Series 2015 A3, 0.01% 11/2/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	7,700	7,700
Series C, 0.01% 11/2/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah), VRDN (a)	5,400	5,400
Subseries F5, 0.01% 11/6/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	23,600	23,600
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series EGL 14 0016, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	20,485	20,485
New York Dorm. Auth. Revs.:
(City Univ. Proj.):
Series 2008 C, 0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	124,675	124,675
Series 2008 D, 0.01% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	8,920	8,920
(College of New Rochelle Proj.) Series 2008, 0.04% 11/6/15, LOC RBS Citizens NA, VRDN (a)	6,960	6,960
(Fordham Univ. Proj.) Series 2008 A2, 0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	36,035	36,035
Participating VRDN:
Series EGL 07 0002, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	11,505	11,505
Series ROC II R 11535, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	2,770	2,770
Series ROC II R 11722, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	3,100	3,100
Series ROC II R 11735, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	10,395	10,395
Series ROC II R 11975, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	2,000	2,000
Series 2006 A2:
0.02% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	8,130	8,130
0.02% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	5,330	5,330
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.01% 11/6/15, LOC Fannie Mae, VRDN (a)	19,400	19,400
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.01% 11/6/15, LOC Fannie Mae, VRDN (a)	9,260	9,260
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	9,200	9,200
(8 East 102nd Street Hsg. Proj.) Series 2010 A, 0.01% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	20,000	20,000
(80 DeKalb Ave. Hsg. Proj.) Series 2009 A, 0.02% 11/6/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,800	2,800
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.01% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	26,600	26,600
(Taconic West 17th St. Proj.) Series 2009 A, 0.01% 11/6/15, LOC Fannie Mae, VRDN (a)	46,400	46,400
Series 2009 A, 0.01% 11/6/15, LOC Freddie Mac, VRDN (a)	25,200	25,200
Series 2010 A:
0.01% 11/6/15, LOC Freddie Mac, VRDN (a)	12,800	12,800
0.01% 11/6/15, LOC Freddie Mac, VRDN (a)	6,700	6,700
Series 2012 A, 0.01% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	6,900	6,900
Series 2013 A:
0.01% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	8,600	8,600
0.01% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	17,000	17,000
Series 2014 A, 0.01% 11/6/15, LOC PNC Bank NA, VRDN (a)	15,200	15,200
Series 2015 A, 0.01% 11/6/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	21,000	21,000
Series 2015 A1, 0.01% 11/6/15, LOC Bank of New York, New York, VRDN (a)	4,400	4,400
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	24,750	24,750
Series 2003 M1, 0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	22,565	22,565
New York Local Govt. Assistance Corp.:
Series 2008 B, 0.01% 11/6/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	50,805	50,805
Series 2008 B7V, 0.01% 11/6/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	25,785	25,785
Series 2008 BAV, 0.01% 11/6/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	44,500	44,500
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 0.01% 11/6/15, LOC Royal Bank of Canada, VRDN (a)	24,000	24,000
Series 2005 D1, 0.01% 11/6/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	8,800	8,800
Series 2015 E3, 0.01% 11/6/15, LOC Citibank NA, VRDN (a)	10,700	10,700
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 15 XM0008, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,665	6,665
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2005 A1, 0.01% 11/6/15, LOC Mizuho Bank Ltd., VRDN (a)	25,000	25,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	2,500	2,500
Onondaga County Indl. Dev. Auth. Civic Facility Rev. (Syracuse Research Corp. Facility Proj.) Series 2008 B, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	3,140	3,140
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.):
Series 2005 B, 0.01% 11/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,350	9,350
Series 2008 A2, 0.01% 11/2/15, LOC JPMorgan Chase Bank, VRDN (a)	12,900	12,900
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN Series Putters 3685, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,200	1,200
Series 2003 B1, 0.01% 11/6/15, LOC PNC Bank NA, VRDN (a)	14,070	14,070
Series 2005 B2, 0.01% 11/2/15, LOC Wells Fargo Bank NA, VRDN (a)	4,800	4,800
Series 2005 B3, 0.01% 11/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	15,000	15,000
Westchester County Indl. Agcy. Rev. Series 2001, 0.22% 11/6/15, LOC RBS Citizens NA, VRDN (a)	6,045	6,045
		1,812,460
North Carolina - 2.3%
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series BC 09 43W, 0.04% 11/6/15 (Liquidity Facility Barclays Bank PLC) (a)(b)	7,000	7,000
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Series 2007 E, 0.01% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	5,000	5,000
Series 2007 H, 0.01% 11/2/15, LOC Wells Fargo Bank NA, VRDN (a)	15,800	15,800
Durham County Indl. and Poll. Cont. Auth. Rev. Series 2007, 0.01% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	14,455	14,455
Greensboro Combined Enterprise Sys. Rev. Series 2014 A, 0.03% 11/6/15 (Liquidity Facility Bank of America NA), VRDN (a)	18,245	18,245
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.01% 11/6/15, LOC Rabobank Nederland New York Branch, VRDN (a)	10,000	10,000
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.02% 11/6/15, LOC Branch Banking & Trust Co., VRDN (a)	4,675	4,675
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 14 0050, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	4,000	4,000
Series EGL 14 0051:
0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	25,650	25,650
0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	18,450	18,450
Series Putters 3331, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,250	1,250
Series Putters 3333, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,500	1,500
North Carolina Cap. Impt. Ltd. Participating VRDN Series ROC II R 14028, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	4,000	4,000
North Carolina Gen. Oblig. Participating VRDN Series 15 XF0140, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,755	2,755
North Carolina Ltd. Oblig. Participating VRDN Series ROC 14089, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	2,900	2,900
North Carolina Med. Care Commission Health Care Facilities Rev.:
(WakeMed Proj.):
Series 2009 B, 0.01% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	5,505	5,505
Series 2009 C, 0.01% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	3,360	3,360
Participating VRDN:
Series BC 10 31W, 0.04% 11/6/15 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,875	1,875
Series RBC O 39, 0.02% 11/6/15 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,900	1,900
Series ROC II R 11806, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	4,000	4,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.02% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	11,225	11,225
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.01% 11/6/15, LOC Cr. Industriel et Commercial, VRDN (a)	14,400	14,400
Raleigh Combined Enterprise Sys. Rev.:
Participating VRDN Series EGL 07 0010, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	9,900	9,900
Series 2008 A, 0.01% 11/6/15 (Liquidity Facility Bank of America NA), VRDN (a)	10,000	10,000
Series 2008 B, 0.01% 11/6/15 (Liquidity Facility Bank of America NA), VRDN (a)	8,000	8,000
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2008 C, 0.01% 11/6/15, LOC Royal Bank of Canada, VRDN (a)	2,950	2,950
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	32,700	32,700
Wake County Gen. Oblig. Series 2003 B, 0.01% 11/6/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	3,000	3,000
		244,495
Ohio - 1.0%
Cleveland Arpt. Sys. Rev. Series 2009 D, 0.02% 11/6/15, LOC Bank of America NA, VRDN (a)	1,840	1,840
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 0.04% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,360	4,360
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.02% 11/6/15, LOC PNC Bank NA, VRDN (a)	13,520	13,520
Franklin County Hosp. Rev. (U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.02% 11/6/15, LOC Northern Trust Co., VRDN (a)	1,095	1,095
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2007 M, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	15,000	15,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.12% 11/6/15, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,530	2,530
Ohio Gen. Oblig. (Common Schools Proj.) Series 2005 A, 0.01% 11/6/15, VRDN (a)	6,145	6,145
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.01% 11/2/15 (Liquidity Facility Barclays Bank PLC), VRDN (a)	39,500	39,500
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3552, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,440	2,440
Series Putters 3558, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,330	5,330
Ohio State Univ. Gen. Receipts:
Series 1997, 0.01% 11/6/15, VRDN (a)	3,100	3,100
Series 2014 B1, 0.01% 11/6/15, VRDN (a)	12,000	12,000
		106,860
Oregon - 1.0%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.):
Series 2008 A, 0.01% 11/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,850	6,850
Series 2008 B, 0.01% 11/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,300	3,300
Series 2008 C, 0.01% 11/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,800	6,800
Oregon Facilities Auth. Rev. (PeaceHealth Proj.):
Series 2008 A, 0.01% 11/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,500	3,500
Series 2008 B, 0.01% 11/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	18,900	18,900
Oregon Gen. Oblig. Participating VRDN Series WF11 57 C, 0.03% 11/6/15 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	6,895	6,895
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series ROC II R 14051, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	8,000	8,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.01% 11/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	51,000	51,000
		105,245
Pennsylvania - 1.6%
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 B, 0.02% 11/6/15, LOC PNC Bank NA, VRDN (a)	870	870
(Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.02% 11/6/15, LOC PNC Bank NA, VRDN (a)	4,000	4,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.02% 11/6/15, LOC PNC Bank NA, VRDN (a)	7,315	7,315
Allegheny County Indl. Dev. Auth. Rev.:
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.02% 11/6/15, LOC PNC Bank NA, VRDN (a)	7,175	7,175
(United Jewish Federation Proj.) Series 1996 A, 0.02% 11/6/15, LOC PNC Bank NA, VRDN (a)	3,775	3,775
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.01% 11/6/15, LOC PNC Bank NA, VRDN (a)	1,265	1,265
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.02% 11/6/15, LOC PNC Bank NA, VRDN (a)	6,680	6,680
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.01% 11/6/15, LOC Manufacturers & Traders Trust Co., VRDN (a)	13,860	13,860
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.02% 11/6/15, LOC Citizens Bank of Pennsylvania, VRDN (a)	13,135	13,135
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.03% 11/6/15, LOC PNC Bank NA, VRDN (a)	2,000	2,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 0047, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.02% 11/6/15, LOC PNC Bank NA, VRDN(a)	3,500	3,500
Haverford Township School District Series 2009, 0.02% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	900	900
Lackawanna Hotel Room Rental Tax Rev. Series 2013, 0.02% 11/6/15, LOC PNC Bank NA, VRDN (a)	8,880	8,880
Lancaster Indl. Dev. Auth. Rev.:
(United Zion Retirement Cmnty. Proj.) 0.21% 11/6/15, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,095	3,095
(Willow Valley Retirement Cmntys. Proj.) Series 2009 C, 0.02% 11/6/15, LOC PNC Bank NA, VRDN (a)	4,450	4,450
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.02% 11/6/15, LOC PNC Bank NA, VRDN (a)	6,410	6,410
Lower Merion School District Series 2009 B, 0.01% 11/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,500	6,500
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.02% 11/6/15, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,340	2,340
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Forge Gate Apts. Proj.) Series 2001 A, 0.01% 11/6/15, LOC Fannie Mae, VRDN (a)	4,990	4,990
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,855	2,855
Series Putters 4014, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,500	3,500
Series ROC II R 14070, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	2,000	2,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Keystone College Proj.) Series 2001 H5, 0.03% 11/6/15, LOC PNC Bank NA, VRDN (a)	5,850	5,850
(Marywood Univ. Proj.) Series 2005 A, 0.03% 11/6/15, LOC PNC Bank NA, VRDN (a)	3,545	3,545
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.25% 11/6/15, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,445	4,445
(The Franklin Institute Proj.) Series 2006, 0.03% 11/6/15, LOC Bank of America NA, VRDN (a)	2,400	2,400
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series C, 0.01% 11/6/15, LOC Barclays Bank PLC, VRDN (a)	1,000	1,000
Eighth Series E, 0.01% 11/6/15, LOC PNC Bank NA, VRDN (a)	6,060	6,060
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.01% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	7,000	7,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	23,050	23,050
Ridley School District Series 2009, 0.02% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	2,000	2,000
Somerset County Gen. Oblig. Series 2009 C, 0.03% 11/6/15, LOC PNC Bank NA, VRDN (a)	340	340
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2011 A, 0.02% 11/6/15, LOC PNC Bank NA, VRDN (a)	1,700	1,700
		168,905
Rhode Island - 0.5%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.01% 11/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,900	7,900
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.01% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	6,500	6,500
(Rhode Island School of Design Proj.) Series 2008 B, 0.01% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	17,295	17,295
(Roger Williams Univ. Proj.) Series 2008 B, 0.01% 11/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	19,720	19,720
		51,415
South Carolina - 0.7%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 42W, 0.04% 11/6/15 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,000	2,000
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.01% 11/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	40,350	40,350
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.02% 11/2/15, VRDN (a)	9,500	9,500
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.) 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	19,925	19,925
(Institute for Bus. and Home Safety Proj.) Series 2009, 0.02% 11/6/15, LOC Branch Banking & Trust Co., VRDN (a)	1,600	1,600
		73,375
Tennessee - 1.5%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.06% 11/6/15, LOC Bank of America NA, VRDN (a)	3,075	3,075
Series 2001, 0.01% 11/2/15, LOC Bank of America NA, VRDN (a)	745	745
Series 2003, 0.01% 11/2/15, LOC Bank of America NA, VRDN (a)	7,995	7,995
Series 2004, 0.01% 11/2/15, LOC Bank of America NA, VRDN (a)	2,325	2,325
Series 2005, 0.01% 11/2/15, LOC Bank of America NA, VRDN (a)	20,405	20,405
Series 2008, 0.01% 11/2/15, LOC Bank of America NA, VRDN (a)	35,645	35,645
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.02% 11/6/15, LOC Branch Banking & Trust Co., VRDN (a)	3,615	3,615
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2011 A, 0.01% 11/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,090	9,090
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.03% 11/6/15, LOC Bank of America NA, VRDN (a)	3,030	3,030
Series 2002, 0.01% 11/2/15, LOC Bank of America NA, VRDN (a)	14,875	14,875
Series 2004, 0.01% 11/2/15, LOC Bank of America NA, VRDN (a)	25,975	25,975
Series 2006, 0.01% 11/2/15, LOC Bank of America NA, VRDN (a)	9,005	9,005
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	20,000	20,000
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B1, 0.19%, tender 5/27/16 (a)	5,700	5,700
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN BC 10 25W, 0.04% 11/6/15 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,000	3,000
		164,480
Texas - 3.6%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2008, 0.01% 11/6/15, LOC Citibank NA, VRDN (a)	6,200	6,200
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.03% 11/6/15 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	5,555	5,555
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. For The Performing Arts Foundation, Inc. Proj.) Series 2008 A, 0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	8,800	8,800
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.06% 11/6/15 (Liquidity Facility Bank of America NA) (a)(b)	8,635	8,635
Gulf Coast Indl. Dev. Auth. Te Rev. (ExxonMobil Proj.) Series 2012, 0.01% 11/2/15, VRDN (a)	5,200	5,200
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Mermann Health Sys. Proj.) Series 2013 C, 0.01% 11/6/15, VRDN (a)	11,050	11,050
(YMCA of the Greater Houston Area Proj.) Series 2013 B, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	2,910	2,910
Participating VRDN Series Putters 15 3, 0.02% 11/2/15 (Liquidity Facility JPMorgan Securities LLC) (a)(b)	9,800	9,800
Series 2014 D, 0.01% 11/6/15, VRDN (a)	16,355	16,355
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 A, 0.01% 11/2/15, LOC JPMorgan Chase Bank, VRDN (a)	3,625	3,625
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	3,700	3,700
Harris County Indl. Dev. Corp. Poll. Cont. Rev. (Exxon Corp.) Series 1984, 0.01% 11/2/15, VRDN (a)	12,800	12,800
Houston Arpt. Sys. Rev. Series 2010, 0.02% 11/6/15, LOC Barclays Bank PLC, VRDN (a)	22,090	22,090
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 4081, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,500	7,500
Series Putters 4719, 0.01% 11/6/15 (Liquidity Facility Bank of America NA) (a)(b)	4,905	4,905
Series ROC II R 11885X, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	4,500	4,500
Series 2004 B3, 0.01% 11/6/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	31,550	31,550
Series 2004 B4, 0.01% 11/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	25,275	25,275
Judson Independent School District Participating VRDN:
Series DB 423, 0.08% 11/6/15 (Liquidity Facility Deutsche Bank AG) (a)(b)	1,335	1,334
Series MS 06 1859, 0.01% 11/6/15 (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,940	3,940
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001 A, 0.01% 11/2/15 (Exxon Mobil Corp. Guaranteed), VRDN (a)	5,700	5,700
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.21% 11/2/15, VRDN (a)	8,810	8,810
Series 2009 A, 0.21% 11/2/15, VRDN (a)	4,915	4,915
Series 2009 C, 0.21% 11/2/15, VRDN (a)	1,200	1,200
Series 2010 B, 0.21% 11/2/15, VRDN (a)	6,200	6,200
Series 2010 C, 0.21% 11/2/15, VRDN (a)	20,150	20,150
Series 2010 D, 0.21% 11/2/15, VRDN (a)	12,400	12,400
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2010 A, 0.02% 11/6/15 (Total SA Guaranteed), VRDN(a)	6,000	6,000
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.02% 11/6/15 (Total SA Guaranteed), VRDN (a)	11,700	11,700
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series 2015 ZF0211, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,395	10,395
Series Putters 3344, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,215	3,215
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.01% 11/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	2,535	2,535
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.):
Series 2011 C, 0.01% 11/6/15, LOC Northern Trust Co., VRDN (a)	1,270	1,270
Series 2011 D, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	17,500	17,500
Series 2011 E, 0.01% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	9,100	9,100
(Methodist Hospitals of Dallas Proj.) Series 2008, 0.01% 11/2/15, LOC TD Banknorth, NA, VRDN (a)	8,305	8,305
Participating VRDN:
Series 15 4302Z, 0.12% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,350	1,350
Series Putters 15 4301, 0.12% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,000	5,000
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.11% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	2,615	2,615
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series MS 3388, 0.02% 11/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,000	5,000
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.04% 11/6/15 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,500	3,500
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003, 0.01% 11/6/15, LOC Freddie Mac, VRDN (a)	4,310	4,310
Texas Gen. Oblig. Series 2015 B, 0.01% 11/6/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	6,300	6,300
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN:
Series 15 XF0067, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	890	890
Series RBC O 71, 0.02% 11/6/15 (Liquidity Facility Royal Bank of Canada) (a)(b)	7,530	7,530
Series 2008 B2, 0.01% 11/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (a)	4,675	4,675
0.01% 11/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (a)	9,975	9,975
Univ. of Texas Permanent Univ. Fund Rev. Series 2008 A, 0.01% 11/6/15, VRDN (a)	12,100	12,100
		388,364
Utah - 0.1%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.02% 11/6/15, LOC Canadian Imperial Bank of Commerce, VRDN (a)	6,000	6,000
Virginia - 0.7%
Fairfax County Indl. Dev. Auth. Participating VRDN:
Series 15 ZF0166, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,000	5,000
Series Putters 4254, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	500	500
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.02% 11/6/15, LOC Branch Banking & Trust Co., VRDN (a)	3,350	3,350
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 0.01% 11/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	14,150	14,150
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.):
Series 2003 E, 0.01% 11/6/15, VRDN (a)	4,800	4,800
Series 2003 F, 0.01% 11/6/15, VRDN (a)	700	700
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.08% 11/6/15, LOC Bank of America NA, VRDN (a)	7,500	7,500
Univ. of Virginia Gen. Rev. Participating VRDN:
Series 15 ZF0173, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,500	7,500
Series EGL 14 0048, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	12,195	12,195
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series PZ 161, 0.03% 11/6/15 (Liquidity Facility Wells Fargo & Co.) (a)(b)	4,001	4,001
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series Putters 3036, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,365	3,365
Series ROC II R 11923, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	5,730	5,730
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.03% 11/6/15 (Liquidity Facility Barclays Bank PLC) (a)(b)	5,000	5,000
Series Putters 3791Z, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,350	3,350
		77,141
Washington - 1.4%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series 5002, 0.02% 11/2/15 (Liquidity Facility JPMorgan Securities LLC) (a)(b)	4,598	4,598
Energy Northwest Elec. Rev. Participating VRDN Series 15 XF0142, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,750	2,750
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	7,500	7,500
Series Putters 15 XM0012, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,840	6,840
Series ROC II R 11962, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	3,400	3,400
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.03% 11/6/15 (Liquidity Facility Wells Fargo & Co.) (a)(b)	12,655	12,655
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.01% 11/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	2,982	2,982
Series GS 06 7T, 0.01% 11/6/15 (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,775	3,775
Series Putters 3856, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	8,500	8,500
Series Putters 3872, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,000	4,000
Series Putters 4292, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,755	3,755
Series ROC II R 11889, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	3,250	3,250
Series WF 11-16C, 0.03% 11/6/15 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	18,415	18,415
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0132, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,010	2,010
Series 15 XF0148, 0.01% 11/6/15 (Liquidity Facility Bank of America NA) (a)(b)	1,190	1,190
Series 2015 XF0150, 0.05% 11/6/15 (Liquidity Facility Bank of America NA) (a)(b)	4,400	4,400
Series 2015 ZF0191, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,000	5,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Discovery Heights Apt. Proj.) Series 2010, 0.01% 11/6/15, LOC Freddie Mac, VRDN (a)	19,535	19,535
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.02% 11/6/15, LOC Freddie Mac, VRDN (a)	7,375	7,375
(Kitts Corner Apt. Proj.) Series 2014, 0.02% 11/6/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	7,000	7,000
(New Haven Apts. Proj.) Series 2009, 0.02% 11/6/15, LOC Fannie Mae, VRDN (a)	3,000	3,000
(Reserve at SeaTac Apts. Proj.) Series 2015, 0.02% 11/6/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	3,500	3,500
(Urban Ctr. Apts. Proj.) Series 2012, 0.01% 11/6/15, LOC Freddie Mac, VRDN (a)	9,775	9,775
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.02% 11/6/15, LOC Fannie Mae, VRDN (a)	3,750	3,750
		153,955
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.):
Series 2009 A, 0.02% 11/6/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	22,600	22,600
Series 2009 B, 0.01% 11/6/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	26,800	26,800
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.01% 11/6/15, LOC Branch Banking & Trust Co., VRDN (a)	22,090	22,090
		71,490
Wisconsin - 0.6%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	12,400	12,400
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Indian Cmnty. School of Milwaukee, Inc. Proj.) Series 2007, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	10,100	10,100
(Oakwood Village Proj.) Series 2005, 0.02% 11/6/15, LOC BMO Harris Bank NA, VRDN (a)	6,800	6,800
(Wausau Hosp., Inc. Proj.) Series 1998 B, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	7,575	7,575
Participating VRDN:
Series 2015 ZF0216, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,500	2,500
Series ROC II R 14065, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	3,200	3,200
Series 2011 B, 0.02% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	8,500	8,500
0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	8,100	8,100
		59,175
Wyoming - 0.0%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.21% 11/6/15, VRDN (a)	1,500	1,500
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.21% 11/6/15, VRDN (a)	1,530	1,530
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.01% 11/2/15 (Chevron Corp. Guaranteed), VRDN (a)	2,100	2,100
		5,130
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $6,870,095)		6,870,095

Other Municipal Debt - 27.0%
Alabama - 0.0%
Alabama Pub. School & College Auth. Rev. Bonds Series 2007, 5% 12/1/15	3,425	3,439
Alaska - 0.4%
Alaska Gen. Oblig. BAN Series 2015 A, 5% 3/18/16	41,115	41,856
North Slope Borough Gen. Oblig. Bonds:
Series 2012 A, 3% 6/30/16	1,450	1,476
Series 2015 A, 2% 6/30/16 (d)	3,300	3,338
		46,670
Arizona - 0.3%
Phoenix Civic Impt. Corp.:
Series 2014 A2, 0.05% 11/30/15, LOC Barclays Bank PLC, CP	7,300	7,300
0.03% 11/30/15, LOC Bank of America NA, CP	6,100	6,100
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series C, 0.03% 11/5/15, CP	6,000	6,000
0.03% 11/2/15, CP	4,000	4,000
Tempe Excise Tax Rev. Bonds Series 2015, 2% 7/1/16	6,710	6,785
		30,185
California - 3.6%
California Gen. Oblig. Bonds 4% 11/1/15	3,430	3,430
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 0.07%, tender 3/1/16 (Liquidity Facility Royal Bank of Canada) (a)	16,200	16,200
Series 2010 B, 0.07%, tender 1/4/16 (Liquidity Facility Royal Bank of Canada) (a)	11,000	11,000
Los Angeles County Gen. Oblig. TRAN 5% 6/30/16	42,800	44,129
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.08% 1/28/16 (Liquidity Facility Wells Fargo Bank NA), CP	3,300	3,300
Los Angeles Gen. Oblig. TRAN 2% 6/30/16	300,000	303,329
		381,388
Colorado - 1.1%
Colorado Ed. Ln. Prog. TRAN 1.5% 6/29/16	40,000	40,317
Colorado Gen. Fdg. Rev. TRAN 1.75% 6/28/16	40,600	40,990
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2015 A, 0.19%, tender 5/27/16 (a)	14,500	14,500
Series 2015 B, 0.19%, tender 5/27/16 (a)	12,070	12,070
Series 2015 C, 0.19%, tender 5/27/16 (a)	9,705	9,705
		117,582
Connecticut - 0.3%
Connecticut Gen. Oblig. Bonds:
Series 2011 C, 0.66% 5/15/16 (a)	3,750	3,762
Series 2013 A, 0.09% 7/1/16 (a)	8,175	8,175
Series 2014 C, 4% 6/15/16	8,900	9,103
Series 2015 A, 2% 3/15/16	3,500	3,523
Series 2015 B, 2% 6/15/16	4,600	4,648
Series 2015 D, 0.09% 6/15/16 (a)	4,600	4,600
Connecticut Hsg. Fin. Auth. Bonds Series 2015 A, 0.15% 11/15/15	1,490	1,490
		35,301
District Of Columbia - 0.3%
District of Columbia Rev. Bonds Series 2000, 0.03% tender 11/5/15, LOC JPMorgan Chase Bank, CP mode	5,000	5,000
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.06% 1/7/16, LOC JPMorgan Chase Bank, CP	7,900	7,900
0.07% 11/2/15, LOC JPMorgan Chase Bank, CP	3,900	3,900
0.07% 11/4/15, LOC JPMorgan Chase Bank, CP	11,900	11,900
0.11% 12/8/15, LOC JPMorgan Chase Bank, CP	5,200	5,200
		33,900
Florida - 2.8%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. & Clinics, Inc. Proj.) Series 2008 A, 0.05% tender 1/15/16, LOC Bank of America NA, CP mode	8,200	8,200
Florida Board of Ed. Bonds Series 2014 B, 5% 1/1/16	14,500	14,616
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series 2013 C, 5% 6/1/16	2,920	3,000
Florida Dept. of Envir. Protection Rev. Bonds Series 2012 A, 4% 7/1/16	7,000	7,175
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 07 30, 0.12%, tender 12/24/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(e)	5,500	5,500
Florida Gen. Oblig. Bonds:
Series 2015 A, 4% 7/1/16	7,780	7,972
Series PZ 130, 0.05%, tender 12/4/15 (Liquidity Facility Wells Fargo & Co.) (a)(b)(e)	6,400	6,400
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.03% 12/1/15, LOC JPMorgan Chase Bank, CP	8,300	8,300
0.05% 11/4/15, LOC JPMorgan Chase Bank, CP	10,807	10,807
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.03% 12/3/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,200	5,200
0.06% 1/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,610	5,610
0.07% 11/19/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	10,300	10,300
Jacksonville Gen. Oblig. Series 2004 A:
0.05% 11/5/15, LOC Barclays Bank PLC, CP	12,110	12,110
0.05% 12/1/15, LOC Barclays Bank PLC, CP	7,000	7,000
Miami-Dade County Edl. Facilities Rev. Bonds Series 2008 A, 5.5% 4/1/16 (Pre-Refunded to 4/1/16 @ 100)	4,100	4,186
Miami-Dade County School District TAN Series 2015, 1% 2/25/16	85,000	85,221
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2011 A, 0.19%, tender 5/27/16 (a)	11,500	11,500
Palm Beach County School District TAN Series 2015, 1% 2/1/16	32,100	32,173
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, 0.21%, tender 5/27/16 (a)	4,300	4,300
Series 2014 A1, 0.21%, tender 5/27/16 (a)	14,200	14,200
RBC Muni. Products, Inc. Trust Bonds:
Series RBC E 62, 0.1%, tender 11/2/15 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(b)(e)	11,000	11,000
Series RBC E 64, 0.1%, tender 1/4/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(b)(e)	6,900	6,900
Series RBC E 65, 0.1%, tender 1/4/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(b)(e)	4,000	4,000
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.21%, tender 5/27/16 (a)	10,800	10,800
		296,470
Georgia - 1.5%
Atlanta Wtr. & Wastewtr. Rev. Bonds:
Series 1999 A, 5.5% 11/1/15	8,500	8,500
Series 2013 B, 5% 11/1/15	3,380	3,380
Fulton County Gen. Oblig. TAN 5% 12/31/15	50,500	50,900
Georgia Gen. Oblig. Bonds:
Series 2014 A, 5% 2/1/16	5,400	5,465
Series 2015 A, 5% 2/1/16	7,600	7,691
Series PZ 271, 0.05%, tender 11/12/15 (Liquidity Facility Wells Fargo & Co.) (a)(b)(e)	10,647	10,647
5% 1/1/16	1,000	1,008
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Gen. Resolution Proj.) Series 1985 A, 0.05% tender 12/7/15, LOC Barclays Bank PLC, CP mode	4,950	4,950
Series A, 0.03% 11/12/15, LOC Wells Fargo Bank NA, CP	5,430	5,430
Series B:
0.02% 11/2/15, LOC TD Banknorth, NA, CP	6,900	6,900
0.03% 12/4/15, LOC TD Banknorth, NA, CP	15,700	15,700
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.07%, tender 2/1/16 (Liquidity Facility Royal Bank of Canada) (a)	37,300	37,300
Series 2010 A2, 0.07%, tender 4/1/16 (Liquidity Facility Royal Bank of Canada) (a)	2,990	2,990
		160,861
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds:
Series 2009 DT, 5% 11/1/15	2,250	2,250
Series 2011 EB, 5% 12/1/15	5,000	5,020
Series DR, 5% 6/1/16	4,045	4,158
		11,428
Idaho - 0.1%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.07%, tender 12/1/15 (a)	5,718	5,718
Illinois - 0.6%
Illinois Fin. Auth. Ed. Rev.:
Series L, 0.03% 11/4/15, LOC PNC Bank NA, CP	7,100	7,100
0.04% 12/8/15, LOC PNC Bank NA, CP	9,700	9,700
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, 0.21%, tender 5/27/16 (a)	7,650	7,650
(Hosp. Sister Svcs. Proj.):
Series 2012 H:
0.03% tender 12/1/15, CP mode	6,500	6,500
0.05% tender 2/4/16, CP mode	4,100	4,100
0.07% tender 11/2/15, CP mode	6,600	6,600
Series 2012 I:
0.02% tender 11/3/15, CP mode	10,300	10,300
0.03% tender 12/2/15, CP mode	6,500	6,500
Series 2012 C, 5% 8/15/16	2,700	2,798
1% 11/15/15	1,445	1,445
1% 11/15/15	205	205
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012 A, 5% 12/15/15	2,770	2,786
		65,684
Indiana - 0.7%
Delaware County Ind. Hosp. Auth. Bonds Series 2006:
5% 8/1/16 (Pre-Refunded to 8/1/16 @ 100)	5,500	5,690
5.25% 8/1/16 (Pre-Refunded to 8/1/16 @ 100)	2,000	2,074
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 D2:
0.03% tender 11/4/15, CP mode	17,300	17,300
0.03% tender 11/5/15, CP mode	21,400	21,400
0.03% tender 11/5/15, CP mode	7,800	7,800
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A1, 0.3%, tender 2/3/16 (a)	5,625	5,626
Indianapolis Gas Util. Sys. Rev. 0.03% 11/17/15, LOC JPMorgan Chase Bank, CP	13,100	13,100
		72,990
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 12/3/15, CP mode	4,100	4,100
Maryland - 0.8%
Baltimore County Gen. Oblig.:
0.03% 11/2/15 (Liquidity Facility Mizuho Bank Ltd.), CP	13,100	13,100
0.03% 11/4/15 (Liquidity Facility Mizuho Bank Ltd.), CP	8,200	8,200
0.04% 12/8/15 (Liquidity Facility Mizuho Bank Ltd.), CP	16,900	16,900
0.06% 1/15/16 (Liquidity Facility Mizuho Bank Ltd.), CP	13,000	13,000
Maryland Gen. Oblig. Bonds:
Series 2003 A, 5.25% 3/1/16	8,355	8,494
Series 2006 A, 5% 3/1/16	1,500	1,524
Series 2007, 5% 3/15/16	7,935	8,074
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.08%, tender 12/1/15 (a)	7,700	7,700
Prince Georges County Gen. Oblig. Bonds Series 2014 B, 5% 12/1/15	11,265	11,310
		88,302
Massachusetts - 0.9%
Massachusetts Gen. Oblig. RAN Series 2015 A, 2% 4/27/16	48,400	48,840
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.4% tender 11/19/15, CP mode	4,850	4,850
0.4% tender 12/9/15, CP mode	26,600	26,600
Series 1993 A:
0.4% tender 11/19/15, CP mode	2,100	2,100
0.4% tender 12/9/15, CP mode	1,900	1,900
Series 1993 B, 0.48% tender 11/13/15, CP mode	1,200	1,200
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series 2015 A, 5% 1/15/16	7,900	7,978
		93,468
Michigan - 1.0%
Michigan Bldg. Auth. Rev. Series 7, 0.07% 12/17/15, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	5,800	5,800
Michigan Fin. Auth. Rev. Bonds Series 2013 M1, 0.08%, tender 12/1/15 (a)	4,900	4,900
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.19%, tender 5/27/16 (a)	10,250	10,250
0.19%, tender 5/27/16 (a)	1,600	1,600
0.19%, tender 5/27/16 (a)	13,750	13,750
(Trinity Health Sys. Proj.) Series 2008 C:
0.03% tender 12/1/15, CP mode	21,035	21,035
0.07% tender 11/2/15, CP mode	16,300	16,300
0.07% tender 11/3/15, CP mode	6,885	6,885
Univ. of Michigan Rev.:
Bonds Series 2009 B:
0.02% tender 11/3/15, CP mode	7,900	7,900
0.02% tender 11/23/15, CP mode	8,000	8,000
0.03% tender 11/4/15, CP mode	5,000	5,000
Series J1, 0.05% 12/4/15, CP	6,400	6,400
		107,820
Minnesota - 0.2%
Univ. of Minnesota Rev.:
Series 2005 A:
0.02% 11/4/15, CP	6,990	6,990
0.03% 12/3/15, CP	4,200	4,200
0.03% 12/3/15, CP	4,500	4,500
Series A, 0.02% 11/3/15, CP	6,850	6,850
		22,540
Missouri - 0.1%
Missouri Highways & Trans. Commission State Road Rev. Bonds Series 2006 B, 5% 5/1/16 (Pre-Refunded to 5/1/16 @ 100)	4,000	4,095
Saint Louis Gen. Fund Rev. TRAN 2% 6/1/16	5,300	5,351
		9,446
Nebraska - 0.4%
Nebraska Pub. Pwr. District Rev.:
Bonds Series 2012 A, 5% 1/1/16	1,000	1,008
Series A:
0.03% 11/5/15, CP	6,400	6,400
0.03% 11/10/15, CP	6,300	6,300
0.03% 11/17/15, CP	6,300	6,300
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.03% 11/13/15, CP	6,000	6,000
0.04% 11/10/15, CP	5,200	5,200
0.04% 11/12/15, CP	6,750	6,750
0.04% 12/15/15, CP	7,150	7,150
		45,108
Nevada - 0.4%
Clark County Fuel Tax Bonds:
Series 2006 A, 5% 6/1/16	3,000	3,083
Series 2008, 5% 11/1/15	1,200	1,200
Clark County School District Bonds:
Series 2011 A, 5% 6/15/16	2,000	2,058
Series 2012 A, 5% 6/15/16	5,500	5,658
Series 2014 A, 5.5% 6/15/16	5,000	5,159
Nevada Unemployment Compensation Fund Spl. Rev. Bonds Series 2013:
4% 12/1/15	3,050	3,060
5% 6/1/16	1,000	1,027
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A:
0.07% 11/2/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,000	5,000
0.15% 12/1/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	4,750	4,750
Series 2006 B, 0.03% 11/2/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	8,900	8,900
		39,895
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B:
0.48% tender 11/9/15, CP mode	2,300	2,300
0.48% tender 11/12/15, CP mode	6,200	6,200
		8,500
New Jersey - 1.7%
Essex County Gen. Oblig. BAN Series 2015, 2% 9/16/16	7,400	7,506
Parsippany Troy Hills Township Gen. Oblig. BAN Series 2015, 2% 9/23/16	5,700	5,785
RBC Muni. Products, Inc. Trust Bonds Series RBC E 61, 0.1%, tender 1/4/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(b)(e)	145,700	145,700
Union County Gen. Oblig. BAN 2% 6/24/16	20,600	20,820
		179,811
New York - 0.5%
JPMorgan Chase Bonds Series Putters 4410, 0.1%, tender 1/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)	8,950	8,950
New York City Gen. Oblig. Bonds:
Series 2007 C, 5% 1/1/16	8,195	8,262
Series 2012 F, 5% 8/1/16	3,000	3,106
Series 2014 D, 5% 8/1/16	1,350	1,398
Series 2014, 4% 8/1/16	2,185	2,246
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 7, 0.04% 7/11/16, CP	7,700	7,700
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2013 D, 5% 11/1/15	3,535	3,535
Series 2015 B, 4% 8/1/16	2,000	2,056
New York Pwr. Auth. Series 2, 0.05% 1/7/16, CP	5,000	5,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Bonds Series 2008 B, 5% 4/1/16	5,275	5,380
Three Village Central School District BAN Series 2015, 2% 8/26/16	6,100	6,184
		53,817
North Carolina - 0.2%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds Series 2005 A, 5% 1/1/16 (Escrowed to Maturity)	1,350	1,361
North Carolina Gen. Oblig. Bonds:
Series 2005 C, 5% 4/1/16	3,000	3,061
Series 2007 A, 5% 3/1/16	3,880	3,943
Series 2009 A, 5% 3/1/16	7,325	7,441
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds Series 2012 A:
3% 1/1/16 (Escrowed to Maturity)	190	191
3% 1/1/16 (Escrowed to Maturity)	810	814
Wake County Gen. Oblig. Bonds:
Series 2009 D, 4% 2/1/16	1,000	1,009
Series 2012 A, 5% 2/1/16	1,250	1,265
		19,085
Ohio - 0.5%
Columbus Gen. Oblig. Bonds Series 2014 A, 5% 2/15/16	12,000	12,167
Hamilton Ohio Elec. Rev. BAN Series 2015, 0.43% 9/27/16 (Ohio Gen. Oblig. Guaranteed)	3,700	3,700
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.13% tender 11/5/15, CP mode	6,000	6,000
0.14% tender 12/3/15, CP mode	8,250	8,250
0.16% tender 2/3/16, CP mode	6,100	6,100
0.17% tender 1/6/16, CP mode	9,000	9,000
Series 2008 B6, 0.14% tender 3/1/16, CP mode	8,700	8,700
		53,917
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A:
0.03% 12/1/15, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500
0.06% 12/1/15, LOC State Street Bank & Trust Co., Boston, CP	500	500
0.08% 12/1/15, LOC State Street Bank & Trust Co., Boston, CP	2,600	2,600
0.08% 2/4/16, LOC State Street Bank & Trust Co., Boston, CP	3,100	3,100
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, 0.19%, tender 5/27/16 (a)	4,775	4,775
		12,475
Oregon - 0.1%
Oregon Gen. Oblig. Bonds (Various Projs.) Series 2012 H, 5% 5/1/16	1,245	1,275
Portland Swr. Sys. Rev. Bonds Series 2015 A, 5% 6/1/16	11,615	11,936
		13,211
Pennsylvania - 0.1%
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A, 5% 7/1/16	4,900	5,051
Philadelphia Gen. Oblig. TRAN Series 2015 A, 2% 6/30/16	7,400	7,484
		12,535
South Carolina - 1.1%
Anderson County School District #5 Gen. Oblig. BAN 1.5% 4/15/16	7,100	7,141
Beaufort County School District Bonds Series 2012 D, 3% 3/1/16 (South Carolina School District Cr. Enhancement Prog. Guaranteed)	4,535	4,576
Charleston County School District BAN Series 2015 A, 0.75% 11/13/15	12,900	12,903
Greenville County School District Bonds 2% 6/1/16	23,800	24,047
Lancaster County School District Bonds Series 2015, 5% 3/1/16	3,255	3,307
Richland County Gen. Oblig. BAN Series 2015, 2% 10/28/16	13,800	14,022
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds:
Series 2015 A, 1.5% 3/1/16	11,500	11,549
Series 2015 D, 2% 3/1/16	40,200	40,453
South Carolina Gen. Oblig. Bonds Series 2011 A, 5% 3/1/16	4,000	4,063
		122,061
Tennessee - 0.1%
Memphis Elec. Sys. Rev. Bonds Series 2010, 5% 12/1/15	7,160	7,188
Tennessee Gen. Oblig. Bonds Series 2009 A, 5% 5/1/16	3,000	3,071
		10,259
Texas - 4.1%
Austin Elec. Util. Sys. Rev. Series A:
0.03% 11/2/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	14,000	14,000
0.04% 11/4/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,655	6,655
0.04% 11/9/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,150	6,150
0.04% 12/15/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,130	6,130
Cypress-Fairbanks Independent School District Bonds Series A, 0% 2/15/16 (Permanent School Fund of Texas Guaranteed)	9,700	9,694
Fort Bend Independent School District Bonds Series PZ 124, 0.05%, tender 12/4/15 (Liquidity Facility Wells Fargo & Co.) (a)(b)(e)	10,555	10,555
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds (Texas Children's Hosp. Proj.) Series 2015 2, 0.21%, tender 5/27/16 (a)	13,200	13,200
Harris County Gen. Oblig. Series D, 0.03% 11/5/15 (Liquidity Facility JPMorgan Chase Bank), CP	6,559	6,559
Harris County Metropolitan Trans. Auth.:
Series A1:
0.15% 12/10/15 (Liquidity Facility JPMorgan Chase Bank), CP	10,100	10,100
0.16% 12/15/15 (Liquidity Facility JPMorgan Chase Bank), CP	8,150	8,150
0.17% 1/15/16 (Liquidity Facility JPMorgan Chase Bank), CP	7,700	7,700
Series A3:
0.15% 12/10/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,500	4,500
0.16% 12/15/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	7,000	7,000
Houston Util. Sys. Rev.:
Bonds:
Series 2010 C, 5% 11/15/15	1,000	1,002
Series 2012 D, 3% 11/15/15	1,000	1,001
Series B3:
0.05% 11/5/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,500	6,500
0.06% 1/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,200	5,200
Series B4:
0.05% 12/3/15, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
0.06% 12/10/15, LOC State Street Bank & Trust Co., Boston, CP	2,600	2,600
Longview Independent School District Bonds Series 2008, 0% 2/15/16 (Permanent School Fund of Texas Guaranteed)	2,620	2,618
Lower Colorado River Auth. Rev.:
Bonds:
Series 2013:
4% 5/15/16	1,065	1,085
5% 5/15/16	1,850	1,896
5% 5/15/16	2,575	2,638
Series A:
0.02% 11/2/15, LOC JPMorgan Chase Bank, CP	3,400	3,400
0.02% 11/2/15, LOC JPMorgan Chase Bank, CP	25,400	25,400
0.05% 12/3/15, LOC JPMorgan Chase Bank, CP	9,700	9,700
0.06% 11/3/15, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,806	4,806
Northside Independent School District Bonds Series 2014, 5% 6/15/16 (Permanent School Fund of Texas Guaranteed)	1,700	1,750
Northwest Independent School District Bonds Series 2015 A, 0% 2/15/16	3,400	3,397
Plano Independent School District Bonds Series 2008, 5% 2/15/16 (Permanent School Fund of Texas Guaranteed)	1,000	1,014
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2011, 5% 2/1/16	500	506
San Antonio Gen. Oblig. Bonds:
Series 2014:
4% 2/1/16	3,300	3,332
5% 2/1/16	6,315	6,390
Series 2015, 5% 2/1/16	5,300	5,364
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 0.21%, tender 5/27/16 (a)	9,900	9,900
Series 2013 B, 0.21%, tender 5/27/16 (a)	8,100	8,100
Tarrant Reg'l. Wtr. District Wtr. Rev. Bonds Series 2012 A, 5% 3/1/16	8,315	8,446
Texas Gen. Oblig. Bonds Series 2006, 5% 4/1/16 (Pre-Refunded to 4/1/16 @ 100)	6,500	6,631
Texas Muni. Pwr. Agcy. Rev. Series 2005:
0.04% 12/4/15, LOC Barclays Bank PLC, CP	9,535	9,535
0.04% 12/9/15, LOC Barclays Bank PLC, CP	6,950	6,950
0.05% 12/7/15, LOC Barclays Bank PLC, CP	9,050	9,050
Texas Pub. Fin. Auth. Rev. Bonds:
Series 2010 A, 5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	3,050	3,075
Series 2015 A, 1% 2/1/16	6,815	6,829
Series 2015 D, 1% 2/1/16	2,775	2,781
Texas Trans. Commission State Hwy. Fund Rev. Bonds:
Series 2006 A, 5% 4/1/16 (Pre-Refunded to 4/1/16 @ 100)	1,275	1,301
Series 2006, 5% 4/1/16 (Pre-Refunded to 4/1/16 @ 100)	3,000	3,060
Univ. of Texas Board of Regents Sys. Rev. Series A:
0.02% 11/9/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,200	5,200
0.02% 11/10/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,600	6,600
0.02% 11/13/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,500	6,500
0.03% 11/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,200	5,200
0.03% 11/16/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,592	5,592
0.03% 12/9/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,500	6,500
0.03% 12/15/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,100	6,100
0.04% 12/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	8,052	8,052
0.04% 12/7/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,500	6,500
0.04% 12/8/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,500	6,500
0.05% 11/3/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,600	6,600
0.05% 12/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,400	4,400
0.05% 12/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,500	6,500
0.05% 12/3/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,300	10,300
0.05% 12/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,200	5,200
0.05% 1/4/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,300	5,300
0.05% 1/6/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,800	5,800
0.05% 1/19/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,232	3,232
0.06% 11/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,600	6,600
0.06% 11/3/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,600	6,600
0.06% 11/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,654	5,654
0.06% 11/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,800	4,800
0.06% 1/7/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,200	5,200
0.08% 2/1/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,500	6,500
Upper Trinity Reg'l. Wtr. District:
0.03% 12/3/15, LOC Bank of America NA, CP	6,300	6,300
0.05% 1/15/16, LOC Bank of America NA, CP	4,000	4,000
Willis Independent School District Bonds Series 2015, 2% 2/15/16 (Permanent School Fund of Texas Guaranteed)	2,335	2,347
		438,727
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 2013 A, 5% 7/1/16	1,000	1,031
Series 2013 B, 0.09% 1/14/16 (Liquidity Facility JPMorgan Chase Bank), CP	4,600	4,600
		5,631
Virginia - 1.1%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.19%, tender 5/27/16 (a)	14,800	14,800
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 B, 0.21%, tender 5/27/16 (a)	8,075	8,075
Series 2010 C, 0.21%, tender 5/27/16 (a)	20,718	20,718
Series 2012 A, 0.21%, tender 5/27/16 (a)	27,905	27,905
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.03% 11/5/15, CP	9,200	9,200
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.4% tender 11/6/15, CP mode	1,800	1,800
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
(21st Century College and Equip. Progs.) Series 2015 A, 2% 2/1/16	10,850	10,899
Series 2012 A, 5% 2/1/16	5,955	6,026
Series 2014 A, 5% 2/1/16	3,235	3,274
Virginia Commonwealth Trans. Board Rev. Bonds Series 2014 A, 5% 5/15/16	5,460	5,598
Virginia Pub. School Auth. Bonds Series III, 5% 4/15/16	12,090	12,350
		120,645
Washington - 0.6%
Energy Northwest Elec. Rev. Bonds:
Series 2006 A, 5% 7/1/16 (Pre-Refunded to 7/1/16 @ 100)	4,450	4,585
Series 2008 A, 5.25% 7/1/16	4,475	4,624
King County #405 Bellevue Bonds Series 2014, 5% 12/1/15 (Washington Gen. Oblig. Guaranteed)	4,613	4,630
King County Swr. Rev. Bonds Series 2011 B, 5% 1/1/16	2,000	2,016
Seattle Gen. Oblig. Bonds Series 2015, 5% 12/1/15	1,350	1,355
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2010 B, 5% 2/1/16	4,500	4,554
Series 2015 A, 5% 5/1/16	4,365	4,466
Snohomish County School District #6 Bonds 2% 12/1/15 (Washington Gen. Oblig. Guaranteed)	6,140	6,149
Univ. of Washington Univ. Revs. Series A, 0.12% 11/4/15, CP	6,200	6,200
Washington Ctfs. of Prtn. Bonds:
Series 2012 B, 4% 7/1/16	3,500	3,587
Series 2015 C, 2% 7/1/16	1,885	1,907
Washington Gen. Oblig. Bonds:
Series 2007 C, 5% 1/1/16	8,630	8,700
Series R 2011 A, 5% 1/1/16	9,500	9,576
Series R 2013 A, 5% 7/1/16	1,560	1,609
Series R 2016 A, 5% 7/1/16	5,100	5,261
		69,219
Wisconsin - 1.0%
Milwaukee Gen. Oblig. Bonds:
Series 2011 N3, 5% 5/15/16	2,590	2,655
Series 2015 N2, 2% 3/15/16	8,400	8,455
Wisconsin Gen. Oblig.:
Bonds Series 2011 A, 5% 5/1/16	10,415	10,659
Series 2005 A, 0.04% 11/4/15 (Liquidity Facility Bank of New York, New York), CP	5,600	5,600
Series 2006 A, 0.03% 12/3/15 (Liquidity Facility Bank of New York, New York), CP	10,453	10,453
Series 2013 A:
0.03% 12/3/15 (Liquidity Facility Bank of New York, New York), CP	7,700	7,700
0.14% 3/1/16 (Liquidity Facility Bank of New York, New York), CP	13,875	13,875
Wisconsin Health & Edl. Facilities Bonds:
Series 2013 B, 0.19%, tender 5/27/16 (a)	14,355	14,355
Series 2014 B1, 0.21%, tender 5/27/16 (a)	4,700	4,700
Wisconsin Trans. Rev.:
Series 1997 A, 0.03% 11/5/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	6,739	6,739
Series 2006 A:
0.03% 11/5/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	5,740	5,740
0.1% 3/3/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,500	7,500
Series 2013 A, 0.1% 2/3/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	4,600	4,600
		103,031
TOTAL OTHER MUNICIPAL DEBT
(Cost $2,895,219)		2,895,219
	Shares (000s)	Value (000s)

Investment Company - 7.4%
Fidelity Tax-Free Cash Central Fund, 0.01% (f)(g)
(Cost 789,471)	789,471	789,471
TOTAL INVESTMENT PORTFOLIO - 98.6%
(Cost $10,554,785)		10,554,785
NET OTHER ASSETS (LIABILITIES) - 1.4%		147,081
NET ASSETS - 100%		$10,701,866

Security Type Abbreviations

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,950,000 or 0.0% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $209,652,000 or 2.0% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 07 30, 0.12%, tender 12/24/15 (Liquidity Facility U.S. Bank NA, Cincinnati)	3/26/15	$5,500
Florida Gen. Oblig. Bonds Series PZ 130, 0.05%, tender 12/4/15 (Liquidity Facility Wells Fargo & Co.)	11/10/06 - 11/21/13	$6,400
Fort Bend Independent School District Bonds Series PZ 124, 0.05%, tender 12/4/15 (Liquidity Facility Wells Fargo & Co.)	11/8/06 - 9/25/15	$10,555
Georgia Gen. Oblig. Bonds Series PZ 271, 0.05%, tender 11/12/15 (Liquidity Facility Wells Fargo & Co.)	1/25/11 - 8/12/15	$10,647
JPMorgan Chase Bonds Series Putters 4410, 0.1%, tender 1/7/16 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$8,950
RBC Muni. Products, Inc. Trust Bonds Series RBC E 61, 0.1%, tender 11/5/15 (Liquidity Facility Royal Bank of Canada New York Branch)	7/2/15	$145,700
RBC Muni. Products, Inc. Trust Bonds Series RBC E 62, 0.1%, tender 11/5/15 (Liquidity Facility Royal Bank of Canada New York Branch)	7/30/15	$11,000
RBC Muni. Products, Inc. Trust Bonds Series RBC E 64, 0.1%, tender 1/4/16 (Liquidity Facility Royal Bank of Canada New York Branch)	7/9/15	$6,900
RBC Muni. Products, Inc. Trust Bonds Series RBC E 65, 0.1%, tender 1/4/16 (Liquidity Facility Royal Bank of Canada New York Branch)	7/16/15 - 10/1/15	$4,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$210
Total	$210

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2015
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $9,765,314)	$9,765,314
Fidelity Central Funds (cost $789,471)	789,471
Total Investments (cost $10,554,785)		$10,554,785
Cash		7,269
Receivable for investments sold		126,322
Receivable for fund shares sold		99,375
Interest receivable		12,964
Distributions receivable from Fidelity Central Funds		8
Prepaid expenses		30
Receivable from investment adviser for expense reductions		40
Other receivables		86
Total assets		10,800,879
Liabilities
Payable for investments purchased
Regular delivery	$7,517
Delayed delivery	3,338
Payable for fund shares redeemed	87,573
Distributions payable	12
Accrued management fee	378
Other affiliated payables	74
Other payables and accrued expenses	121
Total liabilities		99,013
Net Assets		$10,701,866
Net Assets consist of:
Paid in capital		$10,701,602
Accumulated undistributed net realized gain (loss) on investments		264
Net Assets		$10,701,866
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($418,289 ÷ 417,811 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($364,292 ÷ 363,902 shares)		$1.00
Fidelity Tax-Free Money Market Fund:
Net Asset Value, offering price and redemption price per share ($9,153,603 ÷ 9,146,838 shares)		$1.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($765,682 ÷ 764,789 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended October 31, 2015
Investment Income
Interest		$6,729
Income from Fidelity Central Funds		210
Total income		6,939
Expenses
Management fee	$26,295
Transfer agent fees	20,684
Distribution and service plan fees	3,012
Accounting fees and expenses	840
Custodian fees and expenses	104
Independent trustees' compensation	45
Registration fees	658
Audit	55
Legal	30
Miscellaneous	1,825
Total expenses before reductions	53,548
Expense reductions	(47,665)	5,883
Net investment income (loss)		1,056
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,151
Total net realized gain (loss)		1,151
Net increase in net assets resulting from operations		$2,207

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2015	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,056	$1,008
Net realized gain (loss)	1,151	1,303
Net increase in net assets resulting from operations	2,207	2,311
Distributions to shareholders from net investment income	(1,055)	(1,009)
Distributions to shareholders from net realized gain	(603)	–
Total distributions	(1,658)	(1,009)
Share transactions - net increase (decrease)	686,201	208,624
Total increase (decrease) in net assets	686,749	209,926
Net Assets
Beginning of period	10,015,117	9,805,191
End of period	$10,701,866	$10,015,117

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Tax-Exempt Fund Capital Reserves Class

Years ended October 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Distributions from net realized gain	–A	–	–	–	–
Total DistributionsA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.02%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC,D
Expenses before reductions	.99%	.97%	.97%	.97%	.97%
Expenses net of fee waivers, if any	.06%	.08%	.13%	.17%	.22%
Expenses net of all reductions	.06%	.08%	.13%	.17%	.22%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$418	$421	$442	$402	$399

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Tax-Exempt Fund Daily Money Class

Years ended October 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Distributions from net realized gain	–A	–	–	–	–
Total DistributionsA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.02%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC,D
Expenses before reductions	.73%	.72%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.06%	.08%	.13%	.17%	.21%
Expenses net of all reductions	.06%	.08%	.13%	.17%	.21%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$364	$362	$442	$481	$525

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Tax-Free Money Market Fund

Years ended October 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Distributions from net realized gain	–A	–	–	–	–
Total DistributionsA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.02%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC,D
Expenses before reductions	.48%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.06%	.08%	.13%	.17%	.21%
Expenses net of all reductions	.06%	.08%	.13%	.17%	.21%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$9,154	$9,232	$8,921	$7,858	$7,032

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Tax-Exempt Fund Premium Class

Years ended October 31,	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00
Income from Investment Operations
Net investment income (loss)B	–
Net realized and unrealized gain (loss)B	–
Total from investment operationsB	–
Distributions from net investment incomeB	–
Net asset value, end of period	$1.00
Total ReturnC,D	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G
Expenses net of fee waivers, if any	.06%G
Expenses net of all reductions	.06%G
Net investment income (loss)	.01%G
Supplemental Data
Net assets, end of period (in millions)	$766

 A For the period April 6, 2015 (commencement of sale of shares) to October 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2015
(Amounts in thousands except percentages)

1. Organization.

Treasury Fund (Treasury), Prime Fund (Prime) and Tax-Exempt Fund (Tax-Exempt) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. On April 6, 2015, Treasury commenced sale of Fidelity Treasury Fund shares and Tax-Exempt commenced sale of Premium Class shares. Treasury offers four classes of shares, Capital Reserves Class, Daily Money Class, Advisor C Class and Fidelity Treasury Fund. Prime offers two classes of shares, Capital Reserves Class and Daily Money Class. Tax-Exempt offers four classes of shares, Capital Reserves Class, Daily Money Class, Fidelity Tax-Free Money Market Fund and Premium Class. Treasury Advisor B Class shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class, along with Treasury Advisor B Class, has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Treasury Advisor B Class shares will automatically convert to Treasury Daily Money Class shares after a holding period of seven years from the initial date of purchase.

In January 2015 the Board of Trustees approved a change in the name of Treasury Fund to Fidelity Treasury Money Market Fund and Tax-Exempt Fund to Fidelity Tax-Exempt Money Market Fund effective December 30, 2015.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission (the SEC) website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Prime and Tax-Exempt, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, Treasury and Prime incurred an excise tax liability on undistributed net investment income which is included in Miscellaneous expense on each Statement of Operations. As of October 31, 2015, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Tax-Exemt purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Treasury	$ 7,301,915	$–	$–	$–
Prime	15,998,926	–	–	–
Tax-Exempt	10,554,785	–	–	–

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain
Treasury	$–	$5	$–
Prime	–	13	–
Tax-Exempt	73	–	253

The tax character of distributions paid was as follows:

October 31, 2015
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury	$–	$591	$–	$591
Prime	–	1,683	–	1,683
Tax-Exempt	1,055	–	603	1,658

October 31, 2014
	Tax-Exempt Income	Ordinary Income	Total
Treasury	$–	$550	$550
Prime	–	1,874	1,874
Tax-Exempt	1,009	–	1,009

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance their yield, the Funds may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, each applicable fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Funds may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of each applicable Fund's Schedule of Investments and the cash proceeds are recorded as a liability in each applicable fund's accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. At period end, there were no reverse repurchase agreements outstanding.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Funds' financial statements and related disclosures.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contracts. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of.25% of average net assets.

In February, the Board of Trustees approved new expense contracts effective commencement of operations April 6, 2015 for Fidelity Treasury Fund of Treasury and Premium Class of Tax-Exempt limiting the total expenses of each class to an annual rate of .42% and .43%, respectively, of each class's average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Treasury
Capital Reserves Class	.25%	.25%	$5,734	$–
Daily Money Class	-%	.25%	10,514	–
Advisor B Class	.75%	.25%	97	–
Advisor C Class	.75%	.25%	1,091	–
			$17,436	$–
Prime
Capital Reserves Class	.25%	.25%	$47,215	$–
Daily Money Class	-%	.25%	18,572	–
			$65,787	$–
Tax-Exempt
Capital Reserves Class	.25%	.25%	$2,090	$–
Daily Money Class	-%	.25%	922	–
			$3,012	$–

During the period, the investment adviser or its affiliates waived a portion of these fees.

Sales Load. Fidelity Distributors Corporation (FDC) receives the proceeds of contingent deferred sales charges levied on Treasury – Advisor B and Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges range from 5.00% to 1.00% for Treasury – Advisor B and are 1.00% for Treasury – Advisor C. In addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Treasury Fund
Daily Money Class	$1
Advisor B ClassA	14
Advisor C ClassA	43
Prime Fund
Daily Money Class	6

A When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets with the exception of Premium Class which pays .10% of class-level average net assets.

Under the approved expense contract, Fidelity Treasury Fund pays a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets. For the reporting period, the total annualized transfer agent fee rate paid was .14% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

Treasury	Amount
Capital Reserves Class	$2,295
Daily Money Class	8,415
Advisor B Class	19
Advisor C Class	219
Fidelity Treasury Fund	587
$11,535
Prime
Capital Reserves Class	$18,888
Daily Money Class	14,870
$33,758
Tax-Exempt
Capital Reserves Class	$836
Daily Money Class	737
Fidelity Tax-Free Money Market Fund	18,753
Premium Class	358
$20,684

During the period, the investment adviser or its affiliates waived a portion of these fees.

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and shareholder servicing agent for Tax-Exempt. Prior to May 8, 2015, Citibank, N.A. was the custodian for Tax-Exempt.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class of Prime.

Effective June 1, 2015, the investment adviser contractually agreed to reimburse each class, with the exception of Fidelity Treasury Fund, of Treasury through December 31, 2018.

Effective April 6, 2015 and May 1, 2015, the investment adviser contractually agreed to reimburse Premium Class and all other classes, respectively, of Tax-Exempt through December 31, 2018.

Each class is reimbursed to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Treasury
Capital Reserves Class	.95%	$145
Daily Money Class	.70%	508
Advisor B Class	1.45%	1
Advisor C Class	1.45%	13
Prime
Capital Reserves Class	.95%	$9,291
Daily Money Class	.70%	7,293
Tax-Exempt
Capital Reserves Class	.95%	$144
Daily Money Class	.70%	125
Fidelity Tax-Free Money Market Fund	.45%	3,218
Premium Class	.33%	141

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Treasury
Capital Reserves Class	$10,138
Daily Money Class	26,735
Advisor B Class	135
Advisor C Class	1,510
Fidelity Treasury Fund	1,278
Prime
Capital Reserves Class	$67,379
Daily Money Class	34,452
Tax-Exempt
Capital Reserves Class	$3,733
Daily Money Class	2,372
Fidelity Tax-Free Money Market Fund	36,867
Premium Class	962

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Prime	$2
Tax-Exempt	103

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2015	2014
Treasury
From net investment income
Capital Reserves Class	$114	$136
Daily Money Class	420	402
Advisor B Class	1	2
Advisor C Class	11	10
Fidelity Treasury Fund(a)	45	–
Total	$591	$550
Prime
From net investment income
Capital Reserves Class	$942	$997
Daily Money Class	741	877
Total	$1,683	$1,874
Tax-Exempt
From net investment income
Capital Reserves Class	$42	$42
Daily Money Class	37	42
Fidelity Tax-Free Money Market Fund	936	925
Premium Class(a)	40	–
Total	$1,055	$1,009
From net realized gain
Capital Reserves Class	$25	$–
Daily Money Class	21	–
Fidelity Tax-Free Money Market Fund	557	–
Total	$603	$–

 (a) Distributions are for the period April 6, 2015 (commencement of sale of shares) to October 31, 2015.

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between funds:

Years ended October 31,	2015	2014
Treasury
Capital Reserves Class
Shares sold	3,665,653	4,045,436
Reinvestment of distributions	76	85
Shares redeemed	(3,932,171)	(3,725,456)
Net increase (decrease)	(266,442)	320,065
Daily Money Class
Shares sold	14,993,488	14,589,850
Reinvestment of distributions	273	297
Shares redeemed	(15,405,581)	(13,968,841)
Net increase (decrease)	(411,820)	621,306
Advisor B Class
Shares sold	2,946	4,147
Reinvestment of distributions	1	2
Shares redeemed	(9,165)	(11,949)
Net increase (decrease)	(6,218)	(7,800)
Advisor C Class
Shares sold	143,890	105,037
Reinvestment of distributions	11	10
Shares redeemed	(113,852)	(118,746)
Net increase (decrease)	30,049	(13,699)
Fidelity Treasury Fund(a)
Shares sold	2,544,488	–
Issued in exchange for the shares of Fidelity Treasury Money Market Fund	704,671	–
Reinvestment of distributions	26	–
Shares redeemed	(1,726,893)	–
Net increase (decrease)	1,522,292	–
Prime
Capital Reserves Class
Shares sold	34,635,916	38,282,968
Reinvestment of distributions	707	772
Shares redeemed	(35,915,353)	(38,442,087)
Net increase (decrease)	(1,278,730)	(158,347)
Daily Money Class
Shares sold	23,425,688	29,102,799
Reinvestment of distributions	596	727
Shares redeemed	(24,315,030)	(30,380,211)
Net increase (decrease)	(888,746)	(1,276,685)
Tax-Exempt
Capital Reserves Class
Shares sold	1,575,136	1,809,278
Reinvestment of distributions	44	30
Shares redeemed	(1,578,092)	(1,830,204)
Net increase (decrease)	(2,912)	(20,896)
Daily Money Class
Shares sold	985,077	1,131,842
Reinvestment of distributions	50	38
Shares redeemed	(982,861)	(1,212,077)
Net increase (decrease)	2,266	(80,197)
Fidelity Tax-Free Money Market Fund
Shares sold	25,061,800	27,731,483
Reinvestment of distributions	1,344	855
Shares redeemed	(25,141,989)	(27,422,621)
Net increase (decrease)	(78,845)	309,717
Premium Class(a)
Shares sold	75,146	–
Issued in exchange for the shares of Fidelity AMT Tax Free Money Fund	809,279	–
Reinvestment of distributions	37	–
Shares redeemed	(119,673)	–
Net increase (decrease)	764,789	–

 (a) Share transactions are for the period April 6, 2015 (commencement of sale of shares) to October 31, 2015.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9. Reorganization.

Subsequent to period end, on November 13, 2015, the Fidelity Government Money Market Fund ("Acquiring Fund") acquired all of the assets and assumed all of the liabilities of Prime Fund pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("the Board"). The reorganization was accomplished by an exchange of each class of shares of Prime Fund for corresponding shares then outstanding of the Acquiring Fund at a net asset value of $1.00 on the reorganization date. The reorganization provides shareholders of Prime Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Prime Fund's net assets of $15,585,834, including securities of $15,609,872, were combined with the Acquiring Fund's net assets of $22,216,227 for total net assets after the reorganization of $37,802,061.

10. Merger Information.

On June 19, 2015, Treasury Fund ("Acquiring Fund") acquired all of the assets and assumed all of the liabilities of Fidelity Treasury Money Market Fund pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The reorganization was accomplished by an exchange of Treasury Fund shares of the Acquiring Fund for corresponding shares then outstanding of Fidelity Treasury Money Market Fund at a net asset value of $1.00 on the reorganization date. The reorganization provides shareholders of Fidelity Treasury Money Market Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Treasury Money Market Fund's net assets of $704,672, including securities of $703,429 were combined with the Acquiring Fund's net assets of $5,165,353 for total net assets after the acquisition of $5,870,025.

Pro forma results of operations of the combined entity for the entire period ended October 31, 2015, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$1,053
Total net realized gain (loss)	31
Total change in net unrealized appreciation (depreciation)	0
Net increase (decrease) in net assets resulting from operations	$1,084

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Acquiring Fund's accompanying Statement of Operations since June 19, 2015.

On May 15, 2015, Tax-Exempt Fund ("Acquiring Fund") acquired all of the assets and assumed all of the liabilities of Fidelity AMT Tax-Free Money Fund pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The reorganization was accomplished by an exchange of shares of Premium class of the Acquiring Fund for shares then outstanding of Fidelity AMT Tax-Free Money Fund at a net asset value of $1.00 on the reorganization date. The reorganization provides shareholders of Fidelity AMT Tax-Free Money Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Fidelity AMT Tax-Free Money Fund's net assets of $810,180, including securities of $804,913 were combined with the Acquiring Fund's net assets of $9,936,040 for total net assets after the acquisition of $10,746,220.

Pro forma results of operations of the combined entity for the entire period ended October 31, 2015, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$1,780
Total net realized gain (loss)	1,189
Total change in net unrealized appreciation (depreciation)	0
Net increase (decrease) in net assets resulting from operations	$2,969

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Acquiring Fund's accompanying Statement of Operations since May 15, 2015.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Newbury Street Trust and the Shareholders of Treasury Fund, Prime Fund, Tax-Exempt Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury Fund, Prime Fund and Tax-Exempt Fund each a fund of Fidelity Newbury Street Trust at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Newbury Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 15, 2015

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 234 funds. Ms. Acton and Mr. Engler each oversees 220 funds. Mr. von Kuhn oversees 136 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the month in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity® Tax Free Money Market Fund, Fidelity® Treasury Money Market Fund, and Premium Class or 1-877-208-0098 for Capital Reserves, Daily Money Class, Class B, and Class C.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 to October 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioA	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period-B May 1, 2015 to October 31, 2015
Treasury
Capital Reserves Class	.11%
Actual		$1,000.00	$1,000.10	$.55
Hypothetical-C		$1,000.00	$1,024.65	$.56
Daily Money Class	.11%
Actual		$1,000.00	$1,000.10	$.55
Hypothetical-C		$1,000.00	$1,024.65	$.56
Advisor B Class	.11%
Actual		$1,000.00	$1,000.10	$.55
Hypothetical-C		$1,000.00	$1,024.65	$.56
Advisor C Class	.11%
Actual		$1,000.00	$1,000.10	$.55
Hypothetical-C		$1,000.00	$1,024.65	$.56
Fidelity Treasury Fund	.11%
Actual		$1,000.00	$1,000.10	$.55
Hypothetical-C		$1,000.00	$1,024.65	$.56
Prime
Capital Reserves Class	.24%
Actual		$1,000.00	$1,000.10	$1.21
Hypothetical-C		$1,000.00	$1,024.00	$1.22
Daily Money Class	.24%
Actual		$1,000.00	$1,000.10	$1.21
Hypothetical-C		$1,000.00	$1,024.00	$1.22
Tax-Exempt
Capital Reserves Class	.07%
Actual		$1,000.00	$1,000.10	$.35
Hypothetical-C		$1,000.00	$1,024.85	$.36
Daily Money Class	.07%
Actual		$1,000.00	$1,000.10	$.35
Hypothetical-C		$1,000.00	$1,024.85	$.36
Fidelity Tax-Free Money Market Fund	.07%
Actual		$1,000.00	$1,000.10	$.35
Hypothetical-C		$1,000.00	$1,024.85	$.36
Premium Class	.06%
Actual		$1,000.00	$1,000.10	$.30
Hypothetical-C		$1,000.00	$1,024.90	$.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Treasury Fund	11/30/15	11/27/15	$0.00000
Prime Fund	11/09/15	11/06/15	$0.00000
Tax-Exempt Fund	11/30/15	11/27/15	$0.00003

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended October 31, 2015, or, if subsequently determined to be different, the net capital gain of such year:

Prime Fund	$104,012
Tax-Exempt Fund	$957,725

A percentage of the dividends distributed during the fiscal year for the following fund were free from federal income tax:

Tax-Exempt Fund	100%

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Treasury Fund	47.56%
Prime Fund	14.14%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2015 to October 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Treasury Fund	$385,507
Prime Fund	$1,148,504

The funds will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Cash Management Funds: Treasury Fund / Prime Fund / Tax-Exempt Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Other Matters.  The Board noted that, at a special shareholder meeting of the Prime Fund, shareholders approved a proposal to merge Prime Fund into Fidelity Government Money Market Fund (the Reorganization). The Board also noted that the Reorganization, which was proposed by Fidelity as part of a larger money market fund rationalization plan in connection with recent amendments to the money market fund rules, is expected to take place in the fourth quarter of 2015.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Prime Fund

Tax-Exempt Fund

Treasury Fund

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Fidelity Tax-Free Money Market Fund (retail class of Tax-Exempt Fund): The Board noted that the total expense ratio of the class ranked below its competitive median for 2014.

Daily Money Class (0.25% 12b-1 fee class of each fund): The Board noted that the total expense ratio of Daily Money Class of each of Treasury Fund and Tax-Exempt Fund ranked below its competitive median for 2014 and the total expense ratio of Daily Money Class of Prime Fund ranked above its competitive median for 2014.

Capital Reserves Class (0.50% 12b-1 fee class of each fund): The Board noted that the total expense ratio of Capital Reserves Class of each of Treasury Fund and Tax-Exempt Fund ranked below its competitive median for 2014 and the total expense ratio of Capital Reserves Class of Prime Fund ranked above its competitive median for 2014. The Board noted that Lipper categorizes this class as level load.

Advisor B Class (1.00% 12b-1 fee class of Treasury Fund): The Board noted that the total expense ratio of the class ranked below its competitive median for 2014.

Advisor C Class (1.00% 12b-1 fee class of Treasury Fund): The Board noted that the total expense ratio of the class ranked below its competitive median for 2014.

The Board considered that, in general, various factors can affect total expense ratios. The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees. When 12b-1 fees are excluded from the expense ratios of Daily Money Class and Capital Reserves Class of Prime Fund and competitor classes, these classes were below their respective medians.

The Board considered that Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees, and/or management fees to maintain a minimum yield, and also noted that Fidelity may recover a portion of waived fees under certain circumstances.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although in some cases above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of each fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# ofVotes	% ofVotes
Elizabeth S. Acton
Affirmative	14,317,803,847.13	96.021
Withheld	593,395,177.17	3.979
TOTAL	14,911,199,024.30	100.000
John Engler
Affirmative	14,288,731,385.40	95.826
Withheld	622,467,638.90	4.174
TOTAL	14,911,199,024.30	100.000
Albert R. Gamper, Jr.
Affirmative	14,275,397,568.47	95.737
Withheld	635,801,455.83	4.263
TOTAL	14,911,199,024.30	100.000
Robert F. Gartland
Affirmative	14,307,167,124.88	95.950
Withheld	604,031,899.42	4.050
TOTAL	14,911,199,024.30	100.000
Abigail P. Johnson
Affirmative	14,301,317,245.99	95.910
Withheld	609,881,778.31	4.090
TOTAL	14,911,199,024.30	100.000
Arthur E. Johnson
Affirmative	14,262,165,346.00	95.648
Withheld	649,033,678.30	4.352
TOTAL	14,911,199,024.30	100.000
Michael E. Kenneally
Affirmative	14,289,797,030.10	95.833
Withheld	621,401,994.20	4.167
TOTAL	14,911,199,024.30	100.000
James H. Keyes
Affirmative	14,251,305,766.33	95.575
Withheld	659,893,257.97	4.425
TOTAL	14,911,199,024.30	100.000
Marie L. Knowles
Affirmative	14,297,493,744.68	95.885
Withheld	613,705,279.62	4.115
TOTAL	14,911,199,024.30	100.000
Geoffrey A. von Kuhn
Affirmative	14,264,010,547.24	95.660
Withheld	647,188,477.06	4.340
TOTAL	14,911,199,024.30	100.000
Proposal 1 denotes trust wide proposal and voting results.

PROPOSAL 2

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Prime Fund to Fidelity Government Money Market Fund in exchange solely for corresponding shares of beneficial interest of Fidelity Government Money Market Fund and the assumption by Fidelity Government Money Market Fund of Prime Fund's liabilities, in complete liquidation of Prime Fund.
	# ofVotes	% ofVotes
Affirmative	7,891,168,882.50	85.890
Against	284,661,307.84	3.098
Abstain	626,805,173.78	6.822
Broker Non-Votes	384,971,124.98	4.190
TOTAL	9,187,606,489.10	100.000
For Proposal 2, the special meeting of shareholders of Prime Fund reconvened on June 8, 2015 with respect to this proposal.

DMFI-ANN-1215
1.538749.118

Item 2.

Code of Ethics

As of the end of the period, October 31, 2015, Fidelity Newbury Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Prime Fund, Tax-Exempt Fund, and Treasury Fund (the “Funds”):

Services Billed by PwC

October 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Prime Fund	$59,000	$-	$2,100	$7,700
Tax-Exempt Fund	$46,000	$-	$2,100	$5,300
Treasury Fund	$48,000	$-	$2,100	$3,700

October 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Prime Fund	$55,000	$-	$2,200	$8,100
Tax-Exempt Fund	$42,000	$-	$2,200	$5,100
Treasury Fund	$43,000	$-	$2,200	$3,500

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	October 31, 2015A	October 31, 2014A
Audit-Related Fees	$3,465,000	$4,430,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	October 31, 2015 A	October 31, 2014 A
PwC	$4,790,000	$5,665,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 28, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 28, 2015